                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 Main Street, Kansas City, Missouri                                64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                       (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
---------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  3-31
                        --------------------------------------------------------

Date of reporting period: 3-31-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of man and woman]

MARCH 31, 2006

Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Ginnie Mae, Government Bond, Inflation-Adjusted Bond and Short-Term Government
funds for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our
Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on  the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news--in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company--it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

RATE HIKES, ENERGY PRICES, & HURRICANE DAMAGE TEMPERED ECONOMIC GROWTH

The resilient U.S. economy grew at a moderate rate during the 12 months ended
March 31, 2006, but showed signs of slowing in the months ahead. Real annualized
GDP growth averaged approximately 3.5% for the 12 months, despite faltering to a
1.7% rate in the fourth quarter of 2005 after one of the worst hurricane seasons in history.

Besides severe damage to the Gulf Coast from Hurricanes Katrina and Rita, the economy withstood eight additional interest rate hikes by the Federal Reserve
(on top of seven hikes in the prior 10 months), a flattened Treasury yield curve, and soaring energy prices.

Relatively stable "core" inflation (without energy and food prices), an improving labor market, and the fact that long-term interest rates stayed relatively low for much of the period aided economic growth. But record-high energy prices, a belated upturn in long-term interest rates, and indications that the housing boom might finally be over raised concerns about consumer spending and economic growth in the second half of 2006.

GOOD TIMES FOR HIGH-YIELD & MONEY MARKET SECURITIES

High-yield and money market securities were fixed-income market leaders during this period of moderate economic growth and rising interest rates. The Lehman
Brothers Corporate High-Yield Index significantly outperformed the other bond market indices in the table below. The table also shows that a key money market benchmark, the three-month Treasury bill, outpaced most other market indices as the Federal Reserve raised rates.

In general, shorter-maturity securities suffered less price depreciation than their more rate change-sensitive, longer-maturity counterparts. Relatively higher-yielding securities--including mortgage-backed and agency securities--outperformed because their yields cushioned against price declines.
The investment-grade corporate sector was a notable exception. Poor auto industry performance in 2005, before General Motors and Ford were downgraded to high-yield, hurt returns in this sector.

U.S. FIXED-INCOME TOTAL RETURNS
For the 12 months ended March 31, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                   3.55%
--------------------------------------------------------------------------------
2-year note                                                    2.07%
--------------------------------------------------------------------------------
5-year note                                                    0.45%
--------------------------------------------------------------------------------
10-year note                                                   0.40%
--------------------------------------------------------------------------------
30-year bond                                                   0.37%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                           7.43%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                     2.67%
--------------------------------------------------------------------------------
Agency                                                         2.58%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                       2.26%
--------------------------------------------------------------------------------
Treasury                                                       1.95%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                     1.63%
--------------------------------------------------------------------------------
Source: Lehman Brothers Inc.

------

Ginnie Mae - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           2.47%      4.07%       5.54%      7.29%        9/23/85
--------------------------------------------------------------------------------
CITIGROUP 30-YEAR
GNMA INDEX               3.14%      4.95%       6.25%      8.17%(1)        --
--------------------------------------------------------------------------------
Advisor Class            2.22%      3.81%         --       4.80%        10/9/97
--------------------------------------------------------------------------------
C Class                  1.45%        --          --       3.06%        6/15/01
--------------------------------------------------------------------------------

(1) Since 9/30/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Ginnie Mae - Performance

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
----------------------------------------------------------------------------------------------------
                     1997     1998    1999    2000     2001    2002    2003    2004    2005    2006
----------------------------------------------------------------------------------------------------
Investor Class       5.87%   10.21%   5.66%   2.01%   11.70%   5.43%   8.03%   2.43%   2.11%   2.47%
----------------------------------------------------------------------------------------------------
Citigroup 30-Year
GNMA Index           6.01%   10.92%   6.26%   2.96%   11.93%   6.58%   8.41%   3.77%   2.98%   3.14%
----------------------------------------------------------------------------------------------------

                                [four stars]
                     4-Star Overall Morningstar Rating(tm)
                             as of March 31, 2006
               (RATED AGAINST 356 INTERMEDIATE GOVERNMENT FUNDS)

Overall Morningstar Ratings(tm) are based on risk adjusted returns and reflects the weighted average of the fund's 3-year, 5-year, and 10-year rankings, as applicable.

For each fund with at least a three-year history, Morningstar calculates a
Morningstar Rating(tm) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)
The Overall Morningstar Rating(tm) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating(tm) metrics. Ginnie Mae was rated against the following numbers of U.S.-domiciled Taxable Bonds funds over the following time periods: 356 funds in the last three years, 308 funds in the last five years, and 198 funds in the last ten years. With respect to these Taxable Bonds funds,
Ginnie Mae received a Morningstar Rating(tm) of 4 stars, 3 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results. Investment return and principal value will fluctuate and redemption sales may be more or less than original cost.

The Morningstar Ratings are for Investor Class shares only; other classes may have different performance characteristics.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Ginnie Mae - Portfolio Commentary

PORTFOLIO MANAGER: HANDO AGUILAR

PERFORMANCE SUMMARY

Ginnie Mae returned 2.47%* for the 12 months ended March 31, 2006. The portfolio's benchmark--the Citigroup 30-Year GNMA Index--returned 3.14%. The
Citigroup Index's returns are not reduced by operating expenses.

Ginnie Mae continues to be a reliable core bond investment for your portfolio.
It holds a 4-Star Overall Morningstar Rating, and has returned an average of
7.29% on an annual basis since its inception on September 23, 1985 (see previous page for historical Morningstar rating).

BOND & MORTGAGE-MARKET REVIEW

U.S. Treasury bonds offered modest returns during the 12 months. While their prices dropped as the Federal Reserve pushed interest rates higher, their yields kept returns in positive territory. Though high-yield and money-market securities led fixed-income returns for the year, mortgage-backed securities
(MBS) were still one of the better-performing sectors of the bond market, beating Treasurys (+1.95%), agencies (+2.58%), and corporate bonds (+1.63%)
overall. The Lehman Brothers U.S. Aggregate Index--a proxy for the broad U.S.
bond market--returned 2.26%, while the mortgage-backed bond sector of the Lehman
Aggregate returned 2.67%.

MBS benefited from the fact that slowly rising interest rates kept the level of mortgage refinancing activity low during the year by historical standards.
Between March 31, 2005 and March 31, 2006, interest rates on fixed-rate 30-year mortgages gradually rose from 5.91% to 6.49%. Meanwhile, the Mortgage Bankers
Association Refinancing Index fell from 1799 to 1641 by the end of March 2006.
Back in 2003, when U.S. interest rates were at record lows, the refinancing index jumped to nearly 10,000 as homeowners flocked to refinance their home mortgages at lower rates.

PORTFOLIO POSITIONING & OUTLOOK

Continuing Fed interest rate hikes throughout the period dictated a somewhat defensive positioning for the portfolio. Ginnie Mae's management team kept the portfolio's duration (its sensitivity to changes in interest rates) shorter than that of the benchmark during the year. On March 31, 2005, Ginnie Mae's effective duration was 3.1 years, versus 3.6 years for the benchmark. By March 31, 2006, with the Fed's moves likely nearing an end, the team had moved Ginnie Mae's duration

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               3/31/05
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.1 years             3.1 years
--------------------------------------------------------------------------------
Average Life                              6.5 years             6.0 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.57%
--------------------------------------------------------------------------------
Advisor Class                                          4.32%
--------------------------------------------------------------------------------
C Class                                                3.56%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Ginnie Mae - Portfolio Commentary

much closer to the benchmark's--4.08 years compared with 4.11 years for the
Citigroup index. But the team kept a short relative duration in the 2-year maturity area, which was the most vulnerable to the Fed interest rate increases that we saw throughout the 12 months.

Ginnie Mae benefited from a bias toward higher-yielding premium securities, which outperformed discount GNMAs for most of the period. Another positive factor was the management team's tactical trades between the GNMA I and GNMA II markets. The GNMA I market offers pools of GNMAs with a single issuer, while the
GNMA II market offers pools with multiple issuers. Depending on market and economic conditions, the prepayment and convexity characteristics of either of these two markets may be more attractive than the other. Ginnie Mae's investment team adds value to the portfolio's performance by taking advantage of these shifting opportunities.

At the end of the period, Ginnie Mae was overweight versus the benchmark in GNMA
Is, and underweight in GNMA IIs, though that may well change in the coming months as opportunities in the GNMA II market become available. The team will continue to add incremental return by efficiently utilizing its cash investments in floating discount agency notes and GNMA collateralized mortgage obligation floaters.

HOW GINNIE MAE FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Ginnie Mae is designed to be a core bond holding for your portfolio, providing steady monthly income by investing primarily in government-backed GNMA certificates. Ginnie Mae combines the relative safety of U.S. government-backed securities along with higher yields than those offered by comparable shorter-duration, high-quality bond investments.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                           % OF FUND            % OF FUND
                                          INVESTMENTS          INVESTMENTS
                                             AS OF                AS OF
                                            3/31/06              9/30/05
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities (all GNMAs)                       74.2%                76.1%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            10.3%                 8.7%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations (all GNMAs)                       9.8%                 8.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                   5.7%                 6.5%
--------------------------------------------------------------------------------

------

Ginnie Mae - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 98.3%

     $147,000,000  GNMA, 5.00%, settlement
                   date 4/20/06(2)                                $ 142,406,249
--------------------------------------------------------------------------------
      113,000,000  GNMA, 5.50%, settlement
                   date 4/20/06(2)                                  111,905,255
--------------------------------------------------------------------------------
      225,000,000  GNMA, 6.00%, settlement
                   date 4/20/06(2)                                  227,601,449
--------------------------------------------------------------------------------
      188,616,012  GNMA, 5.00%, 6/15/33
                   to 11/20/35                                      182,917,327
--------------------------------------------------------------------------------
      465,571,115  GNMA, 5.50%, 4/15/33
                   to 12/20/34(3)                                   460,837,453
--------------------------------------------------------------------------------
      147,298,490  GNMA, 6.00%, 7/20/16
                   to 1/20/36                                       148,673,488
--------------------------------------------------------------------------------
      108,168,297  GNMA, 6.50%, 6/15/23
                   to 2/20/35                                       111,726,881
--------------------------------------------------------------------------------
       21,948,320  GNMA, 7.00%, 9/15/08
                   to 12/20/29                                       22,858,215
--------------------------------------------------------------------------------
          210,336  GNMA, 7.25%, 9/15/22
                   to 6/15/23                                           219,384
--------------------------------------------------------------------------------
       17,606,730  GNMA, 7.50%, 5/20/08
                   to 11/15/31                                       18,498,627
--------------------------------------------------------------------------------
          164,716  GNMA, 7.65%, 6/15/16
                   to 12/15/16                                          173,000
--------------------------------------------------------------------------------
          231,640  GNMA, 7.75%, 9/20/17
                   to 8/20/25                                           245,077
--------------------------------------------------------------------------------
          359,482  GNMA, 7.77%, 4/15/20
                   to 6/15/20                                           381,049
--------------------------------------------------------------------------------
          196,374  GNMA, 7.85%, 4/20/21
                   to 10/20/22                                          207,944
--------------------------------------------------------------------------------
           16,888  GNMA, 7.89%, 9/20/22                                  17,914
--------------------------------------------------------------------------------
          321,540  GNMA, 7.98%, 6/15/19
                   to 6/15/19                                           342,281
--------------------------------------------------------------------------------
        4,685,248  GNMA, 8.00%, 6/15/06
                   to 7/20/30                                         5,012,085
--------------------------------------------------------------------------------
          217,495  GNMA, 8.15%, 1/15/20
                   to 2/15/21                                           232,884
--------------------------------------------------------------------------------
        1,138,667  GNMA, 8.25%, 6/15/06
                   to 5/15/27                                         1,213,757
--------------------------------------------------------------------------------
          130,768  GNMA, 8.35%, 2/15/20
                   to 11/15/20                                          140,712
--------------------------------------------------------------------------------
        4,277,355  GNMA, 8.50%, 7/15/08
                   to 12/15/30                                        4,615,734
--------------------------------------------------------------------------------
          441,891  GNMA, 8.75%, 1/15/17
                   to 7/15/27                                           475,202
--------------------------------------------------------------------------------
        3,529,057  GNMA, 9.00%, 8/15/08
                   to 1/15/25                                         3,763,873
--------------------------------------------------------------------------------
          466,058  GNMA, 9.25%, 8/15/16
                   to 8/15/26                                           507,562
--------------------------------------------------------------------------------
        1,187,504  GNMA, 9.50%, 6/15/09
                   to 7/20/25                                         1,296,916
--------------------------------------------------------------------------------
          158,733  GNMA, 9.75%, 8/15/16
                   to 11/20/21                                          172,892
--------------------------------------------------------------------------------
          281,460  GNMA, 10.00%, 11/15/09
                   to 1/20/22                                           310,059
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $    129,324  GNMA, 10.25%, 5/15/12
                   to 3/15/19                                     $     141,763
--------------------------------------------------------------------------------
          120,433  GNMA, 10.50%, 3/15/14
                   to 7/15/19                                           133,400
--------------------------------------------------------------------------------
           13,175  GNMA, 10.75%, 12/15/09
                   to 3/15/10                                            14,086
--------------------------------------------------------------------------------
          292,086  GNMA, 11.00%, 12/15/09
                   to 6/15/20                                           318,284
--------------------------------------------------------------------------------
            2,817  GNMA, 11.25%, 2/20/16                                  3,118
--------------------------------------------------------------------------------
           52,516  GNMA, 11.50%, 2/15/13
                   to 8/20/19                                            58,163
--------------------------------------------------------------------------------
           29,810  GNMA, 12.00%, 10/15/10
                   to 12/15/12                                           32,664
--------------------------------------------------------------------------------
           15,821  GNMA, 12.25%, 2/15/14
                   to 5/15/15                                            17,376
--------------------------------------------------------------------------------
           92,091  GNMA, 12.50%, 5/15/10
                   to 5/15/15                                           101,291
--------------------------------------------------------------------------------
          145,909  GNMA, 13.00%, 1/15/11
                   to 8/15/15                                           162,531
--------------------------------------------------------------------------------
           65,655  GNMA, 13.50%, 5/15/10
                   to 11/15/14                                           73,650
--------------------------------------------------------------------------------
            8,688  GNMA, 13.75%, 8/15/14                                  9,732
--------------------------------------------------------------------------------
            4,218  GNMA, 14.00%, 6/15/11
                   to 7/15/11                                             4,752
--------------------------------------------------------------------------------
           53,435  GNMA, 14.50%, 10/15/12
                   to 12/15/12                                           60,657
--------------------------------------------------------------------------------
           53,522  GNMA, 15.00%, 7/15/11
                   to 10/15/12                                           61,107
--------------------------------------------------------------------------------
            6,827  GNMA, 16.00%, 10/15/11
                   to 12/15/11                                            7,880
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,470,032,300)                                             1,447,953,723
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 13.7%

        6,500,000  FFCB, VRN, 4.52%, 4/1/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.11% with no caps                                 6,500,962
--------------------------------------------------------------------------------
       12,000,000  FFCB, VRN, 4.53%, 4/1/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.105% with no caps(3)                            12,004,056
--------------------------------------------------------------------------------
       20,000,000  FFCB, VRN, 4.53%, 4/3/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.11% with no caps(3)                             20,012,880
--------------------------------------------------------------------------------
        8,000,000  FFCB, VRN, 4.61%, 4/7/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.06% with no caps(3)                              8,006,184
--------------------------------------------------------------------------------
       15,000,000  FFCB, VRN, 4.62%, 4/15/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.13% with no caps(3)                             15,003,960
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 15,000,000  FFCB, VRN, 4.66%, 4/20/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.11% with no caps(3)                          $  15,004,770
--------------------------------------------------------------------------------
       12,700,000  FFCB, VRN, 4.68%, 4/15/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.07% with no caps(3)                             12,704,039
--------------------------------------------------------------------------------
       20,000,000  FFCB, VRN, 4.68%, 4/20/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.10% with no caps(3)                             20,009,760
--------------------------------------------------------------------------------
        7,000,000  FFCB, VRN, 4.69%, 4/17/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.06% with no caps(3)                              7,003,528
--------------------------------------------------------------------------------
       12,000,000  FFCB, VRN, 4.69%, 4/22/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.11% with no caps(3)                             11,998,620
--------------------------------------------------------------------------------
        3,800,000  FFCB, VRN, 4.71%, 4/20/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.10% with no caps(3)                              3,800,718
--------------------------------------------------------------------------------
       20,000,000  FFCB, VRN, 4.72%, 4/28/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.10% with no caps(3)                             20,004,300
--------------------------------------------------------------------------------
       14,425,000  FFCB, VRN, 4.73%, 4/24/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.08% with no caps(3)                             14,433,193
--------------------------------------------------------------------------------
       15,000,000  FFCB, VRN, 4.75%, 4/28/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.07% with no caps(3)                             15,005,790
--------------------------------------------------------------------------------
       20,000,000  FNMA, VRN, 4.55%, 4/7/06,
                   resets monthly off the
                   1-month LIBOR minus
                   0.12% with no caps(3)                             20,003,380
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $201,432,569)                                                 201,496,140
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 13.0%

        7,255,305  GNMA, Series 1998-6,
                   Class FA, VRN, 5.26%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.51% with a cap of 9.00%                          7,327,793
--------------------------------------------------------------------------------
          906,341  GNMA, Series 1998-17,
                   Class F, VRN, 5.25%,
                   4/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with no caps                                   915,837
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $    601,297  GNMA, Series 2000-22,
                   Class FG, VRN, 4.95%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.20% with no caps                             $     601,613
--------------------------------------------------------------------------------
        4,262,498  GNMA, Series 2001-59,
                   Class FD, VRN, 5.25%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with no caps                                 4,313,341
--------------------------------------------------------------------------------
        8,796,660  GNMA, Series 2001-62,
                   Class FB, VRN, 5.25%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with no caps                                 8,904,041
--------------------------------------------------------------------------------
        4,993,889  GNMA, Series 2002-13,
                   Class FA, VRN, 5.25%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                          5,046,299
--------------------------------------------------------------------------------
        8,904,240  GNMA, Series 2002-24,
                   Class FA, VRN, 5.25%,
                   4/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                          8,985,999
--------------------------------------------------------------------------------
        2,954,876  GNMA, Series 2002-29,
                   Class FA SEQ, VRN, 5.13%,
                   4/20/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 9.00%                          2,971,427
--------------------------------------------------------------------------------
        2,458,481  GNMA, Series 2002-31,
                   Class FW, VRN, 5.15%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 8.50%                          2,476,347
--------------------------------------------------------------------------------
        9,320,289  GNMA, Series 2003-7,
                   Class FA, VRN, 5.20%,
                   4/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.45% with no caps                                 9,422,095
--------------------------------------------------------------------------------
        2,189,349  GNMA, Series 2003-14,
                   Class F, VRN, 5.13%,
                   4/20/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with no caps                                 2,195,670
--------------------------------------------------------------------------------
        4,773,420  GNMA, Series 2003-42,
                   Class FW, VRN, 5.13%,
                   4/20/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.00%                          4,768,847
--------------------------------------------------------------------------------
        9,561,099  GNMA, Series 2004-11,
                   Class UC, 5.00%, 4/16/26                           9,515,904
--------------------------------------------------------------------------------
        6,125,737  GNMA, Series 2004-39,
                   Class XF SEQ, VRN, 5.00%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.25% with a cap of 7.50%                          6,136,052
--------------------------------------------------------------------------------
        3,970,065  GNMA, Series 2004-42,
                   Class AB SEQ, 6.00%,
                   3/20/32                                            3,980,121
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $  9,999,824  GNMA, Series 2004-46,
                   Class QH, 4.50%, 4/20/25                      $    9,930,475
--------------------------------------------------------------------------------
       54,637,292  GNMA, Series 2004-53,
                   Class FB SEQ, VRN, 5.15%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                         55,069,855
--------------------------------------------------------------------------------
       28,353,607  GNMA, Series 2004-82,
                   Class DM, 5.00%, 10/20/27                         28,168,627
--------------------------------------------------------------------------------
       20,268,208  GNMA, Series 2005-24,
                   Class F, VRN, 4.95%,
                   4/16/06, resets monthly off
                   the 1-month LIBOR plus
                   0.20% with a cap of 7.00%                         20,262,330
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $191,348,039)                                                 190,992,673
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 7.6%

     $111,526,000  FNMA Discount Notes,
                   4.61%, 4/3/06(3)(4)
(Cost $111,497,437)                                              $  111,526,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 132.6%
(Cost $1,974,310,345)                                             1,951,968,536
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (32.6)%                                             (479,979,352)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,471,989,184
================================================================================

FUTURES CONTRACTS*

                              Expiration      Underlying Face        Unrealized
    Contracts Purchased          Date         Amount at Value        Gain (Loss)
--------------------------------------------------------------------------------
    175  U.S. Treasury
         5-Year Notes          June 2006        $18,276,563           $(94,729)
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Government Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           2.17%      4.15%       5.61%      7.66%        5/16/80
--------------------------------------------------------------------------------
CITIGROUP TREASURY/
MORTGAGE INDEX(1)        2.44%      4.79%       6.15%      --(2)          --
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY
10+YEAR INDEX            2.14%      6.36%       7.71%     10.16%(3)       --
--------------------------------------------------------------------------------
Advisor Class            1.91%      3.90%         --       5.07%        10/9/97
--------------------------------------------------------------------------------

Performance information prior to September 3, 2002, is that of the American
Century Treasury Fund, all of the net assets of which were acquired by
Government Bond pursuant to a plan of reorganization approved by Treasury shareholders on August 2, 2002.

(1) When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Citigroup U.S. Treasury 10+ Year Index to the Citigroup Treasury/Mortgage Index to better reflect the fund's broader investment mandate.

(2) Index data not available prior to 1982.

(3) Since 5/31/80, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Government Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

Periods ended March 31
----------------------------------------------------------------------------------------------------
                    1997     1998    1999    2000     2001    2002     2003    2004    2005    2006
----------------------------------------------------------------------------------------------------
Investor Class      4.05%   11.04%   6.09%   1.51%   13.17%   3.01%   13.17%   2.42%   0.50%   2.17%
----------------------------------------------------------------------------------------------------
Citigroup
Treasury/Mortgage
Index               4.90%   11.73%   6.57%   2.31%   12.53%   5.17%   11.06%   4.21%   1.33%   2.44%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury
10+ Year Index      2.84%   20.63%   7.09%   3.00%   12.82%   1.10%   20.45%   6.51%   2.75%   2.14%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Government Bond - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT GAHAGAN

PERFORMANCE SUMMARY

Government Bond posted a positive return for the 12 months ended  March 31,
2006, as the bond market turned in a mixed performance. Government Bond returned
2.17%*, underperforming its benchmark--the Citigroup Treasury/Mortgage Index
(+2.44%) on a net basis. The returns of the Citigroup Index are not reduced by operating expenses.

The returns of both Government Bond and its benchmark were primarily dictated by the performance of the Treasury, mortgage-backed, and government agency sectors of the U.S. bond market, which returned 1.95%, 2.67%, and 2.58%, respectively, according to the sector returns of the Lehman Brothers U.S. Aggregate Index. As discussed on page 2, conditions were challenging for these sectors--price depreciation was prevalent as interest rates and yields rose, but the losses were generally small enough to be offset by bond yields, resulting in modest positive total returns.

A TALE OF ALTERNATING MARKETS

The modest returns don't tell the whole story, however. The 12-month period alternated between up and down movements in bond prices each quarter. It started with a strong bond rally in the second quarter of 2005, followed by a reversal in the third quarter, a modest recovery in the fourth quarter of 2005, and another selloff in the first quarter of 2006.

Changing investor perceptions of the economy, inflation, and Federal Reserve
(Fed) policy helped cause this up-and-down pattern. Soaring energy prices and rising short-term interest rates fostered doubts about financial health and economic growth, triggering the bond rally at the start of the 12-month period.
But inflation fears surfaced in the wake of Hurricanes Katrina and Rita, causing a bond market reversal in the third quarter of 2005.

Fourth quarter events calmed the inflation worries but brought instead  an inverted Treasury yield curve (the two-year Treasury yield rose above its
10-year counterpart for the first time since 2000), which has often been a harbinger of economic downturns. This generated speculation that the Fed might end its latest series of rate hikes in early 2006. Instead, the U.S. economy rebounded in the first quarter of 2006, forcing the Fed to continue raising rates.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  6.1 years             5.4 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.1 years             3.9 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.54%
--------------------------------------------------------------------------------
Advisor Class                                          4.28%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Government Bond - Portfolio Commentary

PORTFOLIO STRATEGY & OUTLOOK

The investment team positioned Government Bond defensively in anticipation of higher interest rates  and bond price depreciation. Because of this, the portfolio performed better versus the benchmark when the bond market weakened than it did when  the market rallied. Periods when Government Bond outperformed the benchmark were largely offset by periods when it underperformed, so the portfolio's expenses ultimately made the biggest difference between  its
12-month performance and that of its Citigroup benchmark. The benchmark index's returns are not reduced  by management fees.

Government Bond's duration was shorter than that of the benchmark throughout the year, which limited gains when bonds rallied, but also limited losses when bond prices fell. Government Bond held overweights versus the benchmark in MBS, government agency securities, collateralized mortgage obligations (CMOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS).
These were positive factors for Government Bond's return, as each of these bond sectors outperformed Treasury bonds overall for the period.

HOW GOVERNMENT BOND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Government Bond is designed to serve as a diversifier for your investment portfolio, especially for credit-sensitive investors looking for a high-quality bond fund, or a bond fund that is diversified across all government bond sectors. It has historically delivered steady monthly income, which can help cushion the impact of price declines during periods when interest rates are rising.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                           % OF FUND            % OF FUND
                                          INVESTMENTS          INVESTMENTS
                                             AS OF                AS OF
                                            3/31/06              9/30/05
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            25.5%                22.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                   22.5%                30.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations                                  18.1%                18.7%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     12.9%                 9.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Asset-Backed Securities                       3.0%                 3.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                   1.7%                 1.3%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           16.3%                14.7%
--------------------------------------------------------------------------------

------

Government Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 35.1%

      $10,000,000  FHLB, 4.75%, 8/17/07                           $   9,954,731
--------------------------------------------------------------------------------
        8,000,000  FHLB, 4.00%, 3/10/08                               7,846,699
--------------------------------------------------------------------------------
        4,000,000  FHLB, 4.625%, 9/11/20                              3,681,388
--------------------------------------------------------------------------------
       28,700,000  FHLMC, 4.90%, 11/3/08(1)                          28,460,067
--------------------------------------------------------------------------------
       11,500,000  FHLMC, 4.625%, 12/19/08(1)(2)                     11,376,342
--------------------------------------------------------------------------------
        2,800,000  FHLMC, 6.625%, 9/15/09                             2,932,289
--------------------------------------------------------------------------------
       25,000,000  FHLMC, 5.625%, 3/15/11(1)(2)                      25,529,675
--------------------------------------------------------------------------------
        5,200,000  FHLMC, 5.50%, 3/28/16(1)(2)                        5,193,339
--------------------------------------------------------------------------------
        8,655,000  FHLMC, 5.30%, 5/12/20                              8,237,223
--------------------------------------------------------------------------------
       10,000,000  FNMA, 3.25%, 8/15/08                               9,607,090
--------------------------------------------------------------------------------
       10,000,000  FNMA, 4.50%, 10/15/08(2)                           9,874,970
--------------------------------------------------------------------------------
       24,800,000  FNMA, 6.625%, 9/15/09                             25,963,740
--------------------------------------------------------------------------------
       24,560,000  FNMA, 6.00%, 5/15/11(2)                           25,489,768
--------------------------------------------------------------------------------
       15,600,000  FNMA, 5.80%, 2/9/26                               15,297,906
--------------------------------------------------------------------------------
        7,550,000  FNMA, 6.625%, 11/15/30(2)                          8,887,097
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $201,834,367)                                                 198,332,324
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 31.0%

        6,543,895  FHLMC, 4.50%, 1/1/19                               6,261,075
--------------------------------------------------------------------------------
        7,868,026  FHLMC, 5.50%, 10/1/34                              7,696,227
--------------------------------------------------------------------------------
        5,243,000  FNMA, 5.00%, settlement
                   date 4/12/06(4)                                    4,992,322
--------------------------------------------------------------------------------
       22,774,000  FNMA, 6.00%, settlement
                   date 4/12/06(4)                                   22,774,000
--------------------------------------------------------------------------------
       25,887,600  FNMA, 5.00%, settlement
                   date 4/18/06(4)                                   25,240,410
--------------------------------------------------------------------------------
        9,794,000  FNMA, 5.50%, settlement
                   date 4/18/06(4)                                    9,735,843
--------------------------------------------------------------------------------
       27,700,000  FNMA, 6.50%, settlement
                   date 5/11/06(4)                                   28,228,018
--------------------------------------------------------------------------------
       23,875,099  FNMA, 4.50%, 5/1/19                               22,856,898
--------------------------------------------------------------------------------
        1,081,508  FNMA, 6.50%, 3/1/32                                1,106,081
--------------------------------------------------------------------------------
        1,028,509  FNMA, 7.00%, 6/1/32                                1,059,846
--------------------------------------------------------------------------------
        1,445,237  FNMA, 6.50%, 8/1/32                                1,479,087
--------------------------------------------------------------------------------
       14,735,040  FNMA, 5.50%, 7/1/33                               14,416,498
--------------------------------------------------------------------------------
        3,262,237  FNMA, 5.00%, 11/1/33                               3,115,495
--------------------------------------------------------------------------------
        3,852,182  FNMA, 5.50%, 9/1/34                                3,766,929
--------------------------------------------------------------------------------
       23,486,819  FNMA, 5.50%, 10/1/34                              22,967,033
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $178,872,071)                                                 175,695,762
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(3) -- 24.9%

      $ 2,961,898  FHLMC, Series 2560,
                   Class FG SEQ, VRN, 5.25%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.50% with a cap of 8.50%                      $   2,983,555
--------------------------------------------------------------------------------
        5,567,772  FHLMC, Series 2625,
                   Class FJ SEQ, VRN, 5.05%,
                   4/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                          5,577,922
--------------------------------------------------------------------------------
        1,567,339  FHLMC, Series 2689,
                   Class PY, 4.00%, 2/15/10                           1,561,511
--------------------------------------------------------------------------------
        5,770,747  FHLMC, Series 2779,
                   Class FM SEQ, VRN, 5.10%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                          5,794,609
--------------------------------------------------------------------------------
       14,482,304  FHLMC, Series 2780,
                   Class BD SEQ, 4.50%,
                   10/15/17                                          14,247,792
--------------------------------------------------------------------------------
       15,141,036  FHLMC, Series 2812,
                   Class EF SEQ, VRN, 5.15%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                         15,231,776
--------------------------------------------------------------------------------
        8,456,741  FHLMC, Series 2831,
                   Class AF, VRN, 5.05%,
                   4/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                          8,480,293
--------------------------------------------------------------------------------
        9,293,934  FHLMC, Series 2836,
                   Class ND, 4.00%, 7/15/13                           9,133,781
--------------------------------------------------------------------------------
       15,399,840  FHLMC, Series 2855,
                   Class FK SEQ, VRN, 5.10%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                         15,460,500
--------------------------------------------------------------------------------
        6,704,972  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           6,627,503
--------------------------------------------------------------------------------
        5,381,859  FNMA, Series 2003-42,
                   Class FK, VRN, 5.22%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          5,417,417
--------------------------------------------------------------------------------
       10,294,724  FNMA, Series 2003-43,
                   Class LF, VRN, 5.17%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                         10,345,549
--------------------------------------------------------------------------------
        8,874,827  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.22%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          8,921,216
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $12,319,408  FNMA, Series 2003-84,
                   Class AL, 4.00%, 4/25/13                       $  12,145,150
--------------------------------------------------------------------------------
       10,400,238  FNMA, Series 2003-124,
                   Class PB, 4.00%, 3/25/31                          10,284,660
--------------------------------------------------------------------------------
        8,415,371  FNMA, Series 2004 W5,
                   Class F1, VRN, 5.27%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.45% with a cap of 7.50%                          8,463,642
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $141,342,790)                                                 140,676,876
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 17.8%

       31,720,000  U.S. Treasury Bonds, 8.125%,
                   8/15/21(1)                                        41,989,350
--------------------------------------------------------------------------------
       10,700,000  U.S. Treasury Bonds, 7.125%,
                   2/15/23(2)                                        13,162,680
--------------------------------------------------------------------------------
        5,760,000  U.S. Treasury Bonds, 6.875%,
                   8/15/25(2)                                         7,033,052
--------------------------------------------------------------------------------
        2,300,000  U.S. Treasury Bonds, 4.50%,
                   2/15/36(2)                                         2,158,766
--------------------------------------------------------------------------------
       30,130,000  U.S. Treasury Notes, 4.50%,
                   2/28/11(1)(2)                                     29,700,437
--------------------------------------------------------------------------------
        7,000,000  U.S. Treasury Notes, 4.50%,
                   2/15/16(2)                                         6,810,237
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $102,727,565)                                                 100,854,522
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(3) -- 4.1%

        5,010,846  FHLMC, Series T19, Class A,
                   VRN, 5.16%, 4/25/06, resets
                   monthly off the 1-month
                   LIBOR  plus 0.17% with
                   no caps                                            5,013,296
--------------------------------------------------------------------------------
        5,041,779  FHLMC, Series T20, Class A7,
                   VRN, 5.12%, 4/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with
                   no caps                                            5,045,313
--------------------------------------------------------------------------------
        9,973,706  FHLMC, Series T21, Class A,
                   VRN, 5.18%, 4/25/06, resets
                   monthly off the 1-month
                   LIBOR  plus 0.18% with
                   no caps                                            9,979,572
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,780,800  FHLMC, Series T34,
                   Class A1V, VRN, 4.94%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                             $   1,781,635
--------------------------------------------------------------------------------
        1,546,681  FHLMC, Series T35, Class A,
                   VRN, 4.96%, 4/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.14% with
                   no caps                                            1,547,510
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES
(Cost $23,368,829)                                                   23,367,326
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.3%

       13,022,000  FNMA Discount Notes,
                   4.61%, 4/3/06(5)
(Cost $13,018,665)                                                   13,022,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(6) -- 22.4%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.82%, dated 3/31/06,
due 4/3/06 (Delivery value $100,040,167)                            100,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.875%, dated 3/31/06,
due 4/3/06 (Delivery value $26,767,840)                              26,756,970
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $126,756,970)                                                 126,756,970
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 137.6%
(Cost $787,921,257)                                                 778,705,780
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (37.6)%                                             (212,813,023)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 565,892,757
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

MARCH 31, 2006

FUTURES CONTRACTS*

                              Expiration      Underlying Face        Unrealized
    Contracts Purchased          Date         Amount at Value        Gain (Loss)
--------------------------------------------------------------------------------
    111  U.S. Treasury
         2-Year Notes          June 2006        $22,628,391           $ 43,110
--------------------------------------------------------------------------------
     75  U.S. Treasury
         5-Year Notes          June 2006          7,832,813             45,534
--------------------------------------------------------------------------------
    167  U.S. Treasury
         10-Year Notes         June 2006         17,767,234            137,288
--------------------------------------------------------------------------------
                                                $48,228,438           $225,932
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

(1) Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.

(2) Security, or a portion thereof, was on loan as of March 31, 2006.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward commitment.

(5) The rate indicated is the yield to maturity at purchase.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                  1 YEAR     5 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    0.56%       6.59%        6.08%         2/10/97
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX                  0.81%       7.21%        6.85%(1)        --
--------------------------------------------------------------------------------
Institutional Class               0.77%         --         4.90%         10/1/02
--------------------------------------------------------------------------------
Advisor Class                     0.37%       6.34%        6.55%         6/15/98
--------------------------------------------------------------------------------

(1) Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Inflation-Adjusted Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended March 31
----------------------------------------------------------------------------------------------------
                    1997*   1998    1999    2000     2001    2002     2003     2004    2005    2006
----------------------------------------------------------------------------------------------------
Investor Class     -1.98%   3.45%   3.37%   5.52%   12.62%   4.16%   16.42%   10.04%   2.57%   0.56%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked
Securities Index   -1.37%   3.93%   4.11%   6.39%   13.54%   4.37%   18.20%   10.83%   2.78%   0.81%
----------------------------------------------------------------------------------------------------

*From 2/10/97, the Investor Class's inception date. Index data from 2/28/97, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Inflation-Adjusted Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

RETURN SUMMARY & PERSPECTIVE

Inflation-Adjusted Bond returned 0.56%* for the 12 months ended March 31, 2006.
By comparison, the Citigroup U.S. Inflation-Linked Securities Index returned
0.81%. However, it's worth remembering that expenses do not reduce the index's return.

Inflation-linked bonds produced limited returns for the 12 months, curtailed by:
(1) rising short-term interest rates that weighed on the performance of bonds in general, and high-credit-quality bonds in particular, (2) relatively contained
"core" inflation (inflation excluding often-volatile food and energy components), and (3) market perceptions that inflation is currently more of a concern than a problem. We talk about the strategies that we employed for
Inflation-Adjusted Bond in the Portfolio Strategy & Outlook section on the next page.

LIMITED RETURNS FOR INFLATION-LINKED SECURITIES

Inflation-linked bonds posted limited returns for the 12 months, hampered by a few formidable hurdles that included rising interest rates. Warning of the inflationary threats posed by elevated energy prices and a tightening labor market, the Federal Reserve (the Fed) raised short-term interest rates throughout the 12 months. By the end of March 2006, the Fed had completed eight consecutive quarter-point increases, and contrary to market hopes, failed to rule out the possibility of additional rate hikes.

In its most recent post-meeting statement--and for the first time this cycle--the Fed also acknowledged the inflationary risks posed by higher commodities prices. At the same time, however, reassurance was once again given that inflation expectations remained contained. The latest reading on "core"
consumer prices generally supported that point of view, revealing an unadjusted
2.1% increase for the 12 months ended March 31.

Bond prices fell and yields rose in that environment, with the yield on the
Treasury's benchmark 10-year bond rising from approximately 4.49% to 4.86%--the highest level since June 2004. Treasury Inflation Protected Securities (TIPS)
performed similarly, pushing up the real yields at which such securities trade as prices fell. Further dampening the prices of inflation-linked securities was the markets' willingness to discount inflation as more of a concern than a problem.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                 10.7 years            10.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               6.3 years             6.6 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         9.85%
--------------------------------------------------------------------------------
Institutional Class                                   10.06%
--------------------------------------------------------------------------------
Advisor Class                                          9.59%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Inflation-Adjusted Bond - Portfolio Commentary

BREAKEVEN RATES DECLINED

With interest rates and bond yields rising, inflation contained according to the
Fed and core-inflation numbers generally supporting that claim, and the market generally accepting that perspective, breakeven rates on TIPS fell. Representing the yield gap between inflation-linked Treasurys and their conventional counterparts, breakeven rates on 5-year TIPS dropped by nearly 50 basis points
(0.50%), breakevens on 10-year TIPS declined by 20 basis points, and breakeven rates on 30-year TIPS declined by a little more than 10 basis points.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we continued to focus on our investment process, which uses a consistent, repeatable framework that seeks to identify the best relative values among the U.S. inflation-linked securities universe. That also entailed actively applying a multi-step approach that includes: yield curve and duration positioning, security selection, portfolio construction, and attribution analysis.

Inflation-Adjusted Bond experienced substantial cash inflows over the 12 months, and we primarily put that money to work across the TIPS maturity curve. In following this "curve-neutral" approach we hoped to ensure performance similar to that of the broader inflation-linked securities market. For now, we expect to continue that strategy but will also closely monitor the market in case attractive opportunities arise in one specific maturity range or another.

In addition, we worked side-by-side with our corporate credit research team in search of what we believed to be value-added inflation-linked securities outside of TIPS. As a result, we added to an already-established position in Tennessee
Valley Authority inflation-indexed bonds maturing in 2007. These government agency securities tend to offer slightly higher yields than their Treasury counterparts while enjoying similarly high credit ratings.

Lastly, with interest rates and bond yields rising, we conservatively positioned
Inflation-Adjusted Bond's duration-- a widely used gauge of interest rate sensitivity--keeping it conservatively below that of the Citigroup index toward the end of 2005 and into the start of 2006. Then, as the outlook for bonds began to shift toward the end of the 12 months, we increased the portfolio's duration to be more in-line with that of the index--a course that we expect to maintain for the time being.

INFLATION-ADJUSTED BOND'S PLACE IN A DIVERSIFIED PORTFOLIO

A specialty bond holding, Inflation-Adjusted Bond offers a high-credit-quality investment that combats domestic inflation while enjoying a portfolio built around securities that offer negative correlations with stocks. Because the pace of inflation fluctuates from month to month, however, the fund can best be used as a long-term inflation hedge and is not managed to provide steady current income.

PORTFOLIO COMPOSITION BY MATURITY(1)
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
0 - 5-Year Notes(2)                         27.4%                 29.5%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           42.6%                 42.5%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          30.0%                 28.0%
--------------------------------------------------------------------------------

(1) Excludes collateral received for securities lending.

(2) Includes temporary cash investments.

------

Inflation-Adjusted Bond - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 91.2%

      $75,137,020  U.S. Treasury Inflation
                   Indexed Bonds, 2.375%,
                   1/15/25                                       $   75,533,293
--------------------------------------------------------------------------------
       82,805,494  U.S. Treasury Inflation
                   Indexed Bonds, 2.00%,
                   1/15/26                                           78,497,042
--------------------------------------------------------------------------------
       85,434,078  U.S. Treasury Inflation
                   Indexed Bonds, 3.625%,
                   4/15/28(1)                                       105,043,868
--------------------------------------------------------------------------------
       86,015,097  U.S. Treasury Inflation
                   Indexed Bonds, 3.875%,
                   4/15/29(1)                                       110,421,883
--------------------------------------------------------------------------------
       33,216,903  U.S. Treasury Inflation
                   Indexed Bonds, 3.375%,
                   4/15/32(1)                                        40,929,470
--------------------------------------------------------------------------------
          261,524  U.S. Treasury Inflation
                   Indexed Notes, 3.375%,
                   1/15/07(1)                                           264,405
--------------------------------------------------------------------------------
       41,477,670  U.S. Treasury Inflation
                   Indexed Notes, 3.625%,
                   1/15/08(1)                                        42,623,200
--------------------------------------------------------------------------------
       57,813,251  U.S. Treasury Inflation
                   Indexed Notes, 3.875%,
                   1/15/09(1)                                        60,545,852
--------------------------------------------------------------------------------
       61,038,530  U.S. Treasury Inflation
                   Indexed Notes, 4.25%,
                   1/15/10(1)                                        65,599,756
--------------------------------------------------------------------------------
       43,324,686  U.S. Treasury Inflation
                   Indexed Notes, 0.875%,
                   4/15/10(1)                                        41,050,183
--------------------------------------------------------------------------------
       49,777,796  U.S. Treasury Inflation
                   Indexed Notes, 3.50%,
                   1/15/11                                           52,634,195
--------------------------------------------------------------------------------
       75,531,225  U.S. Treasury Inflation
                   Indexed Notes, 3.375%,
                   1/15/12(1)                                        80,104,414
--------------------------------------------------------------------------------
       67,645,737  U.S. Treasury Inflation
                   Indexed Notes, 3.00%,
                   7/15/12(1)                                        70,512,766
--------------------------------------------------------------------------------
       86,245,658  U.S. Treasury Inflation
                   Indexed Notes, 1.875%,
                   7/15/13(1)                                        83,776,272
--------------------------------------------------------------------------------
       74,032,860  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/14(1)                                        72,277,541
--------------------------------------------------------------------------------
       78,565,725  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   7/15/14(1)                                        76,647,621
--------------------------------------------------------------------------------
       83,060,800  U.S. Treasury Inflation
                   Indexed Notes, 1.625%,
                   1/15/15(1)                                        78,411,389
--------------------------------------------------------------------------------
       71,270,357  U.S. Treasury Inflation
                   Indexed Notes, 1.875%,
                   7/15/15                                           68,564,364
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $52,739,808  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/16(1)                                    $   51,176,178
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $1,265,649,864)                                             1,254,613,692
--------------------------------------------------------------------------------
CORPORATE BONDS -- 4.9%

       25,952,250  SLM Corporation, 1.32%,
                   1/25/10                                           25,043,402
--------------------------------------------------------------------------------
       43,963,080  Toyota Motor Credit Corp.
                   Inflation Indexed Bonds,
                   1.22%, 10/1/09                                    42,376,013
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $69,915,330)                                                   67,419,415
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.0%

       41,293,230  TVA Inflation Indexed Notes,
                   3.375%, 1/15/07
(Cost $42,047,296)                                                   41,616,969
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

        2,238,000  FNMA Discount Notes,
                   4.61%, 4/3/06(2)
(Cost $2,237,427)                                                     2,238,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 29.0%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.82%, dated 3/31/06,
due 4/3/06 (Delivery value $350,140,583)                            350,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.875%, dated 3/31/06,
due 4/3/06 (Delivery value $49,075,773)                              49,055,844
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $399,055,844)                                                 399,055,844
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 128.3%
(Cost $1,778,905,761)                                             1,764,943,920
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (28.3)%                                             (389,759,988)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,375,183,932
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Inflation-Adjusted Bond - Schedule of Investments

MARCH 31, 2006

NOTES TO SCHEDULE OF INVESTMENTS

FNMA = Federal National Mortgage Association

TVA = Tennessee Valley Authority

(1) Security, or a portion thereof, was on loan as of March 31, 2006.

(2) The rate indicated is the yield to maturity at purchase.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Short-Term Government - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           2.22%      2.71%       4.18%      6.01%        12/15/82
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY/AGENCY
1- TO 3-YEAR INDEX       2.41%      3.35%       4.90%      7.01%(1)        --
--------------------------------------------------------------------------------
Advisor Class            1.96%      2.45%         --       3.46%         7/8/98
--------------------------------------------------------------------------------

(1) Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended March 31
----------------------------------------------------------------------------------------------------
                      1997    1998    1999    2000    2001    2002    2003    2004     2005    2006
----------------------------------------------------------------------------------------------------
Investor Class        4.69%   6.66%   5.39%   2.51%   9.25%   4.68%   5.52%   1.40%   -0.16%   2.22%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1- to 3-Year Index    5.39%   7.49%   6.09%   3.72%   9.77%   5.61%   6.71%   2.45%   -0.27%   2.41%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Short-Term Government - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT GAHAGAN

PERFORMANCE SUMMARY

Short-Term Government posted a 2.22%* return for the 12 months ended March 31,
2006, but underperformed its benchmark, the Citigroup U.S. Treasury/Agency 1- to
3-Year Index (+2.41%), on a net basis. The returns of the Citigroup Index are not reduced by operating expenses.

The returns of both Short-Term Government and its benchmark were primarily dictated by the performance of the Treasury, mortgage-backed, and government agency sectors of the U.S. bond market, which returned 1.95%, 2.67%, and 2.58%, respectively, according to the sector returns of the Lehman Brothers U.S.
Aggregate Index. As discussed on page 2, conditions were challenging for these sectors--price depreciation was prevalent as interest rates and yields rose, but the losses were generally small enough to be offset by bond yields, resulting in modest positive total returns.

A TALE OF ALTERNATING MARKETS

The modest returns don't tell the whole story, however. The 12-month period alternated between up and down movements in bond prices each quarter. It started with a strong bond rally in the second quarter of 2005, followed by a reversal in the third quarter, a modest recovery in the fourth quarter of 2005, and another selloff in the first quarter of 2006.

Changing investor perceptions of the economy, inflation, and Federal Reserve
(Fed) policy helped cause this up-and-down pattern. Soaring energy prices and rising short-term interest rates fostered doubts about financial health and economic growth, triggering the bond rally at the start of the 12-month period.
But inflation fears surfaced in the wake of Hurricanes Katrina and Rita, causing a bond market reversal in the third quarter of 2005.

Fourth quarter events calmed the inflation worries but brought instead an inverted Treasury yield curve (the two-year Treasury yield rose above its
10-year counterpart for the first time since 2000), which has often been a harbinger of economic downturns. This generated speculation that the Fed might end its latest series of rate hikes in early 2006. Instead, the U.S. economy rebounded in the first quarter of 2006, forcing the Fed to continue raising rates.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  2.4 years             2.5 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               1.6 years             1.6 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.27%
--------------------------------------------------------------------------------
Advisor Class                                          4.02%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Short-Term Government - Portfolio Commentary

PORTFOLIO STRATEGY & OUTLOOK

The investment team positioned Short-Term Government defensively in anticipation of higher interest rates and bond price depreciation. Because of this, the portfolio performed better versus the benchmark when the bond market weakened than it did when the market rallied. Periods when Short-Term Government outperformed the benchmark were largely offset by periods when it underperformed, so the portfolio's expenses ultimately made the biggest difference between its 12-month performance and that of its Citigroup benchmark.

The benchmark index's returns are not reduced by management fees.
Short-Term Government's duration was shorter than that of the benchmark throughout the year, which limited gains when bonds rallied, but also limited losses when bond prices fell. Short-Term Government held a significant underweight in Treasurys versus the benchmark, as well as overweights in government agency securities, collateralized mortgage obligations (CMOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS).
These were positive factors for the portfolio's return, as each of these bond sectors outperformed Treasury bonds overall for the period.

HOW SHORT-TERM GOVERNMENT FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Short-Term Government is designed to enhance the "cash" portion of a well-diversified investment portfolio. Its goal is to provide higher income than is typically available from money market funds, while offering the relative safety of principal and high credit quality associated with an investment in short-term U.S. Treasury and government agency securities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 32.4%                 33.7%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           29.8%                 24.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  12.7%                 19.4%
--------------------------------------------------------------------------------
U.S. Treasury Securities
and Equivalents                              9.0%                  4.8%
--------------------------------------------------------------------------------
Asset-Backed Securities                      3.5%                  3.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.3%                  0.6%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                          12.3%                 13.6%
--------------------------------------------------------------------------------

------

Short-Term Government - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 39.2%

     $  7,905,278  Bank of America Commercial
                   Mortgage Inc., Series 2004-1,
                   Class A1 SEQ, 3.16%,
                   11/10/39                                      $    7,576,782
--------------------------------------------------------------------------------
       71,000,000  Bear Stearns Commercial
                   Mortgage Securities
                   STRIPS - COUPON, Series
                   2004 T16, Class X2, VRN,
                   0.97%, 4/1/06                                      2,407,174
--------------------------------------------------------------------------------
        4,491,452  Bear Stearns Commercial
                   Mortgage Securities, Series
                   2003-2, Class A5, 3.99%,
                   1/25/33 (Acquired 12/10/04,
                   Cost $4,508,997)(2)                                4,408,634
--------------------------------------------------------------------------------
       79,460,340  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.14%, 4/1/06                        2,441,101
--------------------------------------------------------------------------------
        1,403,898  FHLMC, Series 2552,
                   Class HA SEQ, 5.00%,
                   9/15/16                                            1,394,437
--------------------------------------------------------------------------------
        3,403,327  FHLMC, Series 2605,
                   Class PB, 4.00%, 11/15/10                          3,395,717
--------------------------------------------------------------------------------
       11,435,078  FHLMC, Series 2624,
                   Class FE SEQ, VRN, 5.05%,
                   4/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 8.00%                         11,457,113
--------------------------------------------------------------------------------
        9,465,212  FHLMC, Series 2625,
                   Class FJ SEQ, VRN, 5.05%,
                   4/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                          9,482,467
--------------------------------------------------------------------------------
        5,327,889  FHLMC, Series 2689,
                   Class PY, 4.00%, 2/15/10                           5,308,080
--------------------------------------------------------------------------------
        5,916,536  FHLMC, Series 2695,
                   Class PA, 4.00%, 5/15/09                           5,901,668
--------------------------------------------------------------------------------
        6,298,043  FHLMC, Series 2706,
                   Class UA, 3.50%, 4/15/09                           6,271,333
--------------------------------------------------------------------------------
        4,215,406  FHLMC, Series 2709,
                   Class PA, 3.75%, 1/15/11                           4,202,081
--------------------------------------------------------------------------------
       14,479,402  FHLMC, Series 2718,
                   Class FW, VRN, 5.10%,
                   4/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                         14,573,648
--------------------------------------------------------------------------------
       12,080,140  FHLMC, Series 2743,
                   Class OK, 4.00%, 4/15/21                          11,904,169
--------------------------------------------------------------------------------
       17,828,852  FHLMC, Series 2764,
                   Class OA, 3.50%, 4/15/10                          17,694,976
--------------------------------------------------------------------------------
        5,770,747  FHLMC, Series 2779,
                   Class FM SEQ, VRN, 5.10%,
                   4/17/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                          5,794,609
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 24,137,173  FHLMC, Series 2780,
                   Class BD SEQ, 4.50%,
                   10/15/17                                      $   23,746,320
--------------------------------------------------------------------------------
       12,201,149  FHLMC, Series 2827,
                   Class F, VRN, 5.10%,
                   4/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 7.50%                         12,268,121
--------------------------------------------------------------------------------
        8,316,722  FHLMC, Series 2831,
                   Class AF, VRN, 5.05%,
                   4/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with a cap of 7.50%                          8,339,884
--------------------------------------------------------------------------------
       12,783,139  FHLMC, Series 2888,
                   Class GA, 4.00%, 10/15/11                         12,637,987
--------------------------------------------------------------------------------
        3,178,365  FHLMC, Series 2890,
                   Class AB SEQ, 3.75%,
                   12/15/11                                           3,078,698
--------------------------------------------------------------------------------
       12,968,828  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                          12,818,986
--------------------------------------------------------------------------------
       30,000,000  FHLMC, Series 2931,
                   Class QA, 4.50%, 4/15/15                          29,573,010
--------------------------------------------------------------------------------
       17,007,483  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                         16,806,556
--------------------------------------------------------------------------------
       17,907,183  FHLMC, Series 2941,
                   Class XA, 5.00%, 2/15/25                          17,777,607
--------------------------------------------------------------------------------
          817,389  FHLMC, Series 2943,
                   Class HA, 5.00%, 9/15/19                             814,103
--------------------------------------------------------------------------------
       18,320,046  FNMA, Series 2003-17,
                   Class FN, VRN, 5.12%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.30% with no caps                                18,411,609
--------------------------------------------------------------------------------
       10,000,190  FNMA, Series 2003-24,
                   Class BF, VRN, 5.17%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with no caps                                10,042,291
--------------------------------------------------------------------------------
        8,072,788  FNMA, Series 2003-42,
                   Class FK, VRN, 5.22%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          8,126,125
--------------------------------------------------------------------------------
       10,294,723  FNMA, Series 2003-43,
                   Class LF, VRN, 5.17%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.35% with a cap of 8.00%                         10,345,548
--------------------------------------------------------------------------------
        1,250,104  FNMA, Series 2003-57,
                   Class KL, 3.50%, 3/25/09                           1,246,689
--------------------------------------------------------------------------------
        8,415,371  FNMA, Series 2004 W5,
                   Class F1, VRN, 5.27%,
                   4/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.45% with a cap of 7.50%                          8,463,642
--------------------------------------------------------------------------------
        9,796,730  FNMA, Series 2004-50,
                   Class MA, 4.50%, 5/25/19                           9,725,302
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 26,169,783  GMAC Commercial Mortgage
                   Securities, Inc. STRIPS -
                   COUPON, Series 2000 C3,
                   Class X, VRN, 1.33%, 4/1/06
                   (Acquired 2/22/02, Cost
                   $1,800,195)(2)                                $    1,176,777
--------------------------------------------------------------------------------
       10,100,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG3, Class A2
                   SEQ, VRN, 4.31%, 4/1/06                            9,753,651
--------------------------------------------------------------------------------
       15,000,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2004 C4, Class A2, VRN,
                   4.57%, 4/11/06                                    14,710,170
--------------------------------------------------------------------------------
        9,750,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C2, Class A2 SEQ,
                   4.82%, 4/15/30                                     9,558,383
--------------------------------------------------------------------------------
        7,136,124  Morgan Stanley Capital I,
                   Series 2004 T13, Class A1
                   SEQ, 2.85%, 9/13/45                                6,850,129
--------------------------------------------------------------------------------
       11,743,205  Washington Mutual, Inc.,
                   Series 2002 AR19, Class A6,
                   4.16%, 2/25/33                                    11,613,549
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $375,589,663)                                                 372,099,126
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 36.2%

       57,950,000  FHLB, 4.75%, 8/17/07                              57,687,660
--------------------------------------------------------------------------------
        8,425,000  FHLB, 4.00%, 3/10/08                               8,263,611
--------------------------------------------------------------------------------
      149,725,000  FHLMC, 5.00%, 9/17/07(3)                         149,540,539
--------------------------------------------------------------------------------
       42,700,000  FHLMC, 4.90%, 11/3/08                             42,343,028
--------------------------------------------------------------------------------
       23,100,000  FHLMC, 6.625%, 9/15/09                            24,191,383
--------------------------------------------------------------------------------
       63,500,000  FNMA, 3.25%, 8/15/08(4)                           61,005,021
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $344,363,348)                                                 343,031,242
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 14.2%

        4,252,559  FHLMC, 5.00%, 6/1/09                               4,233,925
--------------------------------------------------------------------------------
        9,056,863  FHLMC, 5.00%, 7/1/09                               9,017,176
--------------------------------------------------------------------------------
          332,437  FHLMC, 6.50%, 1/1/11                                 338,783
--------------------------------------------------------------------------------
          565,806  FHLMC, 6.50%, 5/1/11                                 578,503
--------------------------------------------------------------------------------
          503,843  FHLMC, 6.50%, 12/1/12                                514,568
--------------------------------------------------------------------------------
        1,420,480  FHLMC, 6.00%, 2/1/13                               1,436,989
--------------------------------------------------------------------------------
           75,800  FHLMC, 7.00%, 11/1/13                                 77,989
--------------------------------------------------------------------------------
           58,788  FHLMC, 7.00%, 12/1/14                                 60,489
--------------------------------------------------------------------------------
        2,316,850  FHLMC, 6.00%, 1/1/15                               2,346,114
--------------------------------------------------------------------------------
          979,843  FHLMC, 7.50%, 5/1/16                               1,023,087
--------------------------------------------------------------------------------
        2,015,619  FHLMC, 5.50%, 11/1/17                              2,004,563
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 18,152,209  FHLMC, 5.50%, 11/1/18                         $   18,046,545
--------------------------------------------------------------------------------
       12,497,168  FHLMC, 4.50%, 6/1/19                              11,941,593
--------------------------------------------------------------------------------
       20,760,000  FNMA, 6.00%, settlement
                   date 4/12/06(5)                                   20,760,000
--------------------------------------------------------------------------------
        5,468,520  FNMA, 5.50%, settlement
                   date 4/18/06(5)                                    5,436,048
--------------------------------------------------------------------------------
       36,175,000  FNMA, 6.50%, settlement
                   date 5/11/06(5)                                   36,864,567
--------------------------------------------------------------------------------
           33,442  FNMA, 8.00%, 5/1/12                                   35,237
--------------------------------------------------------------------------------
        2,071,107  FNMA, 6.50%, 1/1/13                                2,120,211
--------------------------------------------------------------------------------
           21,687  FNMA, 6.50%, 3/1/13                                   22,201
--------------------------------------------------------------------------------
          232,275  FNMA, 6.00%, 6/1/13                                  235,366
--------------------------------------------------------------------------------
           27,520  FNMA, 6.50%, 6/1/13                                   28,178
--------------------------------------------------------------------------------
           61,924  FNMA, 6.00%, 1/1/14                                   62,774
--------------------------------------------------------------------------------
          520,548  FNMA, 6.00%, 7/1/14                                  528,001
--------------------------------------------------------------------------------
          935,141  FNMA, 5.50%, 4/1/16                                  931,074
--------------------------------------------------------------------------------
       11,660,377  FNMA, 4.50%, 5/1/19                               11,163,097
--------------------------------------------------------------------------------
          704,883  FNMA, 7.00%, 5/1/32                                  726,359
--------------------------------------------------------------------------------
          809,959  FNMA, 7.00%, 5/1/32                                  834,636
--------------------------------------------------------------------------------
          275,000  FNMA, 7.00%, 6/1/32                                  283,598
--------------------------------------------------------------------------------
        2,037,253  FNMA, 7.00%, 6/1/32                                2,099,324
--------------------------------------------------------------------------------
        1,174,695  FNMA, 7.00%, 8/1/32                                1,210,486
--------------------------------------------------------------------------------
           16,202  GNMA, 5.50%, 1/20/09                                  16,206
--------------------------------------------------------------------------------
           28,898  GNMA, 9.00%, 12/20/16                                 30,942
--------------------------------------------------------------------------------
           27,348  GNMA, 9.00%, 8/20/17                                  29,283
--------------------------------------------------------------------------------
           31,308  GNMA, 9.50%, 11/20/19                                 34,344
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $136,930,215)                                                 135,072,256
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 9.3%

       70,000,000  U.S. Treasury Notes, 4.375%,
                   12/31/07(4)                                       69,464,081
--------------------------------------------------------------------------------
        5,100,000  U.S. Treasury Notes, 3.375%,
                   11/15/08(4)                                        4,921,102
--------------------------------------------------------------------------------
       13,905,000  U.S. Treasury Notes, 4.50%,
                   2/28/11(4)                                        13,706,756
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $88,778,857)                                                   88,091,939
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) -- 4.2%

        1,012,172  Ameriquest Mortgage
                   Securities Inc., Series
                   2003-8, Class AV2, VRN,
                   5.25%, 4/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.43% with
                   no caps                                            1,013,808
--------------------------------------------------------------------------------
       10,000,000  CNH Equipment Trust,
                   Series 2005 B, Class A3 SEQ,
                   4.27%, 1/15/10                                     9,847,200
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $ 30,000,000  Ford Credit Auto Owner
                   Trust, Series 2005 A,
                   Class A4 SEQ, 3.72%,
                   10/15/09                                      $   29,268,930
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $41,009,649)                                                   40,129,938
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(6) -- 1.7%

       15,000,000  BECC, 3.28%, 11/15/11                             14,546,565
--------------------------------------------------------------------------------
          382,500  TIGR, 3.21%, 11/15/06                                218,264
--------------------------------------------------------------------------------
        1,077,000  TR, 3.23%, 11/15/06                                1,044,758
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Corpus, 3.28%,
                   11/15/06                                              96,977
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $16,084,038)                                                   15,906,564
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 1.2%

           25,617  FHLMC, 4.97%, 8/1/18                                  25,863
--------------------------------------------------------------------------------
           96,045  FHLMC, 5.49%, 11/1/18                                 96,598
--------------------------------------------------------------------------------
          451,124  FHLMC, 5.91%, 9/1/20                                 460,914
--------------------------------------------------------------------------------
           60,522  FHLMC, 4.75%, 1/1/21                                  60,334
--------------------------------------------------------------------------------
           73,169  FHLMC, 7.01%, 3/1/24                                  73,548
--------------------------------------------------------------------------------
           17,807  FNMA, 7.49%, 8/1/14                                   17,785
--------------------------------------------------------------------------------
          114,042  FNMA, 4.75%, 4/1/16                                  114,046
--------------------------------------------------------------------------------
            1,296  FNMA, 5.25%, 8/1/16                                    1,310
--------------------------------------------------------------------------------
           62,009  FNMA, 5.53%, 1/1/17                                   63,128
--------------------------------------------------------------------------------
          301,060  FNMA, 5.50%, 5/1/17                                  306,850
--------------------------------------------------------------------------------
          163,917  FNMA, 5.08%, 7/1/17                                  164,066
--------------------------------------------------------------------------------
           66,761  FNMA, 5.35%, 7/1/17                                   67,971
--------------------------------------------------------------------------------
          155,584  FNMA, 5.42%, 2/1/18                                  156,820
--------------------------------------------------------------------------------
           90,598  FNMA, 6.50%, 2/1/18                                   93,329
--------------------------------------------------------------------------------
           75,426  FNMA, 5.08%, 5/1/18                                   76,631
--------------------------------------------------------------------------------
           56,172  FNMA, 5.82%, 6/1/18                                   56,641
--------------------------------------------------------------------------------
           80,584  FNMA, 5.86%, 8/1/19                                   81,529
--------------------------------------------------------------------------------
          461,810  FNMA, 5.44%, 9/1/19                                  466,245
--------------------------------------------------------------------------------
          170,868  FNMA, 5.64%, 1/1/20                                  173,580
--------------------------------------------------------------------------------
           58,041  FNMA, 5.94%, 3/1/21                                   59,070
--------------------------------------------------------------------------------
           50,721  FNMA, 4.75%, 8/1/21                                   50,826
--------------------------------------------------------------------------------
           65,073  FNMA, 4.81%, 5/1/22                                   65,815
--------------------------------------------------------------------------------
          112,599  FNMA, 5.31%, 5/1/22                                  113,422
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $     80,185  FNMA, 6.17%, 1/1/23                           $       80,810
--------------------------------------------------------------------------------
           11,749  FNMA, 5.875%, 6/1/23                                  12,191
--------------------------------------------------------------------------------
           15,778  FNMA, 5.875%, 7/1/23                                  16,371
--------------------------------------------------------------------------------
          255,222  FNMA, 5.05%, 8/1/23                                  259,573
--------------------------------------------------------------------------------
           83,347  FNMA, 5.60%, 8/1/23                                   84,940
--------------------------------------------------------------------------------
        1,490,751  FNMA, 5.36%, 5/1/25                                1,514,779
--------------------------------------------------------------------------------
           17,037  FNMA, 4.375%, 4/1/26                                  17,005
--------------------------------------------------------------------------------
           19,965  FNMA, 4.70%, 1/1/27                                   20,046
--------------------------------------------------------------------------------
           17,610  FNMA, 5.99%, 1/1/27                                   17,921
--------------------------------------------------------------------------------
           49,949  FNMA, 4.59%, 1/1/29                                   50,558
--------------------------------------------------------------------------------
        6,350,217  FNMA, 4.62%, 3/1/33                                6,356,255
--------------------------------------------------------------------------------
           46,527  GNMA, 4.375%, 5/20/17                                 46,423
--------------------------------------------------------------------------------
           97,470  GNMA, 4.875%, 2/20/21                                 98,386
--------------------------------------------------------------------------------
           49,593  GNMA, 5.625%, 11/20/21                                50,084
--------------------------------------------------------------------------------
            1,224  GNMA, 4.375%, 1/20/22                                  1,233
--------------------------------------------------------------------------------
           85,266  GNMA, 5.25%, 8/20/26                                  86,677
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S.
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $11,843,503)                                                   11,559,573
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.50%-10.625%,
5/31/07-8/15/15 valued at $3,434,853),
in a joint trading account at 4.46%, dated
3/31/06, due 4/3/06 (Delivery value  $3,370,252)
(Cost $3,369,000)                                                     3,369,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(7) -- 14.9%

REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.875%, dated 3/31/06,
due 4/3/06 (Delivery value $141,097,565)
(Cost $141,040,267)                                                 141,040,267
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 121.3%
(Cost $1,159,008,540)                                             1,150,299,905
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (21.3)%                                             (201,838,903)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  948,461,002
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2006

FUTURES CONTRACTS*

                              Expiration      Underlying Face        Unrealized
    Contracts Purchased          Date         Amount at Value        Gain (Loss)
--------------------------------------------------------------------------------
    150  U.S. Treasury
         2-Year Notes          June 2006        $30,578,906           $(36,275)
                                            ====================================

                              Expiration      Underlying Face        Unrealized
      Contracts Sold             Date         Amount at Value        Gain (Loss)
--------------------------------------------------------------------------------
    200  U.S. Treasury
         5-Year Notes          June 2006        $20,887,500           $ 64,980
--------------------------------------------------------------------------------
    224  U.S. Treasury
         10-Year Notes         June 2006         23,831,500            267,246
--------------------------------------------------------------------------------
                                                $44,719,000           $332,226
                                             ===================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

(1) Final maturity indicated, unless otherwise noted.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2006 was $5,585,411, which represented 0.6% of total net assets.

(3) Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.

(4) Security, or a portion thereof, was on loan as of March 31, 2006.

(5) Forward commitment.

(6) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
pERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     10/1/05 -        EXPENSE
                        10/1/05         3/31/06          3/31/06        RATIO*
--------------------------------------------------------------------------------
GINNIE MAE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,007.00         $2.85          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,005.70         $4.10          0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,002.00         $7.84          1.57%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.09         $2.87          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.84         $4.13          0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.10         $7.90          1.57%
--------------------------------------------------------------------------------
GOVERNMENT BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,000.00         $2.44          0.49%
--------------------------------------------------------------------------------
Advisor Class           $1,000           $998.80         $3.69          0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.49         $2.47          0.49%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.24         $3.73          0.74%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     10/1/05 -        EXPENSE
                        10/1/05         3/31/06          3/31/06        RATIO*
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000           $978.30         $2.42          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000           $979.40         $1.43          0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000           $977.70         $3.65          0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.49         $2.47          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,023.49         $1.46          0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.24         $3.73          0.74%
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,010.60         $2.86          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,009.40         $4.11          0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.09         $2.87          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.84         $4.13          0.82%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT       INFLATION-       SHORT-TERM
                                        GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investment securities, at value
(cost  of $1,974,310,345,
$661,164,287, $1,379,849,917, and
$1,017,968,273, respectively) -
including $--, $124,218,194,
$390,841,880, and $138,846,754 of
securities on loan, respectively      $1,951,968,536     $651,948,810    $1,365,888,076   $1,009,259,638
-----------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $--,
$126,756,970, $399,055,844, and
$141,040,267, respectively)                       --      126,756,970       399,055,844      141,040,267
---------------------------------------------------------------------------------------------------------
Total investment securities, at
value (cost of $1,974,310,345,
$787,921,257, $1,778,905,761, and
$1,159,008,540, respectively)          1,951,968,536      778,705,780     1,764,943,920    1,150,299,905
-----------------------------------
Cash                                              --        1,736,099                --               --
-----------------------------------
Receivable for investments sold                   --           12,305                --           29,311
-----------------------------------
Receivable for capital shares sold           254,997          182,450         1,505,289           16,366
-----------------------------------
Receivable for variation
margin on futures contracts                    8,203               --                --               --
-----------------------------------
Interest receivable                        7,031,720        3,851,222         9,428,485        4,702,308
---------------------------------------------------------------------------------------------------------
                                       1,959,263,456      784,487,856     1,775,877,694    1,155,047,890
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                            --      126,756,970       399,055,844      141,040,267
-----------------------------------
Disbursements in excess of
demand deposit cash                        1,289,282               --           952,699          368,781
-----------------------------------
Payable for investments purchased        484,645,855       91,503,214                --       64,695,365
-----------------------------------
Payable for variation margin
on futures contracts                              --           23,498                --           17,500
-----------------------------------
Accrued management fees                      695,887          224,681           433,735          452,375
-----------------------------------
Distribution fees payable                     25,997            8,825           125,742            6,300
-----------------------------------
Service fees payable                          19,174            8,825           125,742            6,300
-----------------------------------
Dividends payable                            598,077           69,086                --               --
---------------------------------------------------------------------------------------------------------
                                         487,274,272      218,595,099       400,693,762      206,586,888
---------------------------------------------------------------------------------------------------------
NET ASSETS                            $1,471,989,184     $565,892,757    $1,375,183,932   $  948,461,002
=========================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT       INFLATION-       SHORT-TERM
                                        GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Capital paid in                       $1,552,305,629     $583,126,802    $1,394,998,234     $997,805,685
-----------------------------------
Accumulated net realized loss
on investment transactions               (57,879,907)      (8,244,500)       (5,852,461)     (40,931,999)
-----------------------------------
Net unrealized depreciation
on investments                           (22,436,538)      (8,989,545)      (13,961,841)      (8,412,684)
---------------------------------------------------------------------------------------------------------
                                      $1,471,989,184     $565,892,757    $1,375,183,932     $948,461,002
=========================================================================================================
INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
Net assets                            $1,382,021,660     $524,556,878      $704,447,230     $919,295,472
-----------------------------------
Shares outstanding                       136,636,611       50,790,829        65,637,847       98,611,941
-----------------------------------
Net asset value per share                     $10.11           $10.33            $10.73            $9.32
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
Net assets                                       N/A              N/A       $81,860,064              N/A
-----------------------------------
Shares outstanding                               N/A              N/A         7,628,417              N/A
-----------------------------------
Net asset value per share                        N/A              N/A            $10.73              N/A
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
Net assets                               $73,997,705      $41,335,879      $588,876,638      $29,165,530
-----------------------------------
Shares outstanding                         7,315,945        4,002,411        54,902,859        3,128,556
-----------------------------------
Net asset value per share                     $10.11           $10.33            $10.73            $9.32
---------------------------------------------------------------------------------------------------------
C CLASS
---------------------------------------------------------------------------------------------------------
Net assets                               $15,969,819              N/A               N/A              N/A
-----------------------------------
Shares outstanding                         1,578,891              N/A               N/A              N/A
-----------------------------------
Net asset value per share                     $10.11              N/A               N/A              N/A
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT       INFLATION-       SHORT-TERM
                                        GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
---------------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------
Interest                                $ 72,397,508     $ 23,304,077      $ 65,849,083     $ 37,201,853
-----------------------------------
Securities lending                                --          201,377           188,512          115,967
---------------------------------------------------------------------------------------------------------
                                          72,397,508       23,505,454        66,037,595       37,317,820
---------------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Management fees                            8,490,167        2,466,933         4,727,095        5,229,058
-----------------------------------
Distribution fees:
-----------------------------------
  Advisor Class                              201,412          113,729         1,149,480           91,511
-----------------------------------
  C Class                                    114,310               --                --               --
-----------------------------------
Service fees:
-----------------------------------
  Advisor Class                              201,412          113,729         1,149,480           91,511
-----------------------------------
  C Class                                     38,103               --                --               --
-----------------------------------
Trustees' fees and expenses                   61,834           20,891            48,422           37,744
-----------------------------------
Other expenses                                 2,572            2,616             1,801            2,452
---------------------------------------------------------------------------------------------------------
                                           9,109,810        2,717,898         7,076,278        5,452,276
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)              63,287,698       20,787,556        58,961,317       31,865,544
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------
Investment transactions                   (5,063,309)      (2,995,131)       (4,254,196)      (8,844,798)
-----------------------------------
Futures and swaps transactions            (1,801,565)        (452,213)           529,047        (907,022)
---------------------------------------------------------------------------------------------------------
                                          (6,864,874)      (3,447,344)       (3,725,149)      (9,751,820)
---------------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
-----------------------------------
Investments                              (17,109,049)      (7,278,300)      (55,486,835)      (2,167,279)
-----------------------------------
Futures and swaps                           (620,684)         176,366           (74,532)         811,743
---------------------------------------------------------------------------------------------------------
                                         (17,729,733)      (7,101,934)      (55,561,367)      (1,355,536)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                   (24,594,607)     (10,549,278)      (59,286,516)     (11,107,356)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING  FROM OPERATIONS       $ 38,693,091     $ 10,238,278      $   (325,199)    $ 20,758,188
=========================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
---------------------------------------------------------------------------------------------------------
                                                GINNIE MAE                        GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006             2005               2006             2005
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income (loss)          $   63,287,698   $   57,749,459      $ 20,787,556     $ 13,044,572
-----------------------------------
Net realized gain (loss)                  (6,864,874)       8,226,349        (3,447,344)      (4,143,015)
-----------------------------------
Change in net unrealized
appreciation (depreciation)              (17,729,733)     (35,435,008)       (7,101,934)      (7,406,492)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations          38,693,091       30,540,800        10,238,278        1,495,065
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net  investment income:
-----------------------------------
  Investor Class                         (67,469,503)     (72,275,870)      (19,367,942)     (12,225,426)
-----------------------------------
  Advisor Class                           (3,582,947)      (2,776,887)       (1,687,220)      (1,172,247)
-----------------------------------
  C Class                                   (564,273)        (419,480)               --               --
-----------------------------------
From net realized gains:
-----------------------------------
  Investor Class                                  --               --                --       (6,666,179)
-----------------------------------
  Advisor Class                                   --               --                --         (732,581)
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (71,616,723)     (75,472,237)      (21,055,162)     (20,796,433)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                       (64,452,222)    (132,063,076)       89,038,699       (6,215,372)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            (97,375,854)    (176,994,513)       78,221,815      (25,516,740)

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                    1,569,365,038    1,746,359,551       487,670,942      513,187,682
---------------------------------------------------------------------------------------------------------
End of period                         $1,471,989,184   $1,569,365,038      $565,892,757     $487,670,942
=========================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
---------------------------------------------------------------------------------------------------------
                                          INFLATION-ADJUSTED BOND              SHORT-TERM GOVERNMENT
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006             2005               2006             2005
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            $ 58,961,317     $ 29,318,945      $ 31,865,544     $ 20,309,823
-----------------------------------
Net realized gain (loss)                  (3,725,149)       3,166,481        (9,751,820)      (9,447,709)
-----------------------------------
Change in net unrealized
appreciation (depreciation)              (55,561,367)     (10,774,581)       (1,355,536)     (13,319,896)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations            (325,199)      21,710,845        20,758,188       (2,457,782)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net  investment income:
-----------------------------------
  Investor Class                         (35,009,404)     (21,185,489)      (31,389,308)     (20,427,361)
-----------------------------------
  Institutional Class                     (3,630,125)      (2,343,420)               --               --
-----------------------------------
  Advisor Class                          (20,321,788)      (5,790,036)       (1,159,472)        (905,665)
-----------------------------------
From net realized gains:
-----------------------------------
  Investor Class                          (2,075,533)      (1,548,568)               --               --
-----------------------------------
  Institutional Class                       (224,717)        (159,704)               --               --
-----------------------------------
  Advisor Class                           (1,499,559)        (548,631)               --               --
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (62,761,126)     (31,575,848)      (32,548,780)     (21,333,026)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                       431,868,846      367,757,684       (11,639,381)     (48,130,024)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            368,782,521      357,892,681       (23,429,973)     (71,920,832)

---------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------
Beginning of period                    1,006,401,411      648,508,730       971,890,975    1,043,811,807
---------------------------------------------------------------------------------------------------------
End of period                         $1,375,183,932   $1,006,401,411      $948,461,002    $ 971,890,975
=========================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association securities. In addition, Ginnie Mae may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Government Bond seeks high current income and intends to pursue this objective by investing in
U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other non-U.S. government entities such as corporations. Short-Term Government seeks high current income while maintaining safety of principal. Short-Term Government intends to pursue its objective by investing in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, Short-Term Government may also invest in investment-grade debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed income securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ginnie Mae is authorized to issue the Investor Class, the
Advisor Class, and the C Class. Government Bond and Short-Term Government are
authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted
is authorized to issue the Investor Class, the Institutional Class, and the
Advisor Class. The C Class may be subject to a contingent deferred sales charge.
The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

SECURITIES ON LOAN -- Government Bond, Inflation-Adjusted and Short-Term
Government may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. Government Bond,
Inflation-Adjusted and Short-Term Government continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600%, and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor and C Classes) for the funds range from
0.2500% to 0.3100%. The Institutional Class and the Advisor Class is 0.2000% and
0.2500%, respectively, less at each point within the Complex Fee range.

The effective annual management fee for each class of each fund for the year ended March 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                        GOVERNMENT     INFLATION-     SHORT-TERM
                         GINNIE MAE        BOND         ADJUSTED      GOVERNMENT
--------------------------------------------------------------------------------
Investor Class              0.57%          0.49%          0.49%          0.57%
--------------------------------------------------------------------------------
Institutional Class          N/A            N/A           0.29%           N/A
--------------------------------------------------------------------------------
Advisor Class               0.32%          0.24%          0.24%          0.32%
--------------------------------------------------------------------------------
C Class                     0.57%           N/A            N/A            N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------
                           ADVISOR           C
--------------------------------------------------
Distribution Fee            0.25%          0.75%
--------------------------------------------------
Service Fee                 0.25%          0.25%
--------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended March 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. An officer and an interested director of these entities are officers and directors of unrelated entities and those unrelated entities own
53% of the shares of Short-Term Government.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
Government Bond, Inflation-Adjusted and Short-Term Government have a securities lending agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2006, were  as follows:

------------------------------------------------------------------------------------------
                                             GOVERNMENT      INFLATION-      SHORT-TERM
                             GINNIE MAE         BOND          ADJUSTED       GOVERNMENT
------------------------------------------------------------------------------------------
PURCHASES
------------------------------------------------------------------------------------------
U.S. Treasury
& Government
Agency Obligations        $4,866,529,035   $2,200,085,707   $730,472,183   $2,387,758,477
------------------------------------------------------------------------------------------
Investment securities
other than U.S.
Treasury & Government
Agency Obligations                    --               --             --      $19,859,482
------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
------------------------------------------------------------------------------------------
U.S. Treasury
& Government
Agency Obligations        $4,906,545,858   $2,108,843,449   $329,047,406   $2,343,401,720
------------------------------------------------------------------------------------------
Investment securities
other than U.S.
Treasury & Government
Agency Obligations                    --               --             --      $75,224,489
------------------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                      GINNIE MAE                   GOVERNMENT BOND
------------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
-------------------------
Sold                          18,321,635    $ 188,449,951     17,507,134    $ 184,259,061
-------------------------
Issued in reinvestment
of distributions               5,572,335       57,300,069      1,663,033       17,494,951
-------------------------
Redeemed                     (30,721,321)    (315,865,549)   (10,096,690)    (106,178,060)
------------------------------------------------------------------------------------------
Net increase (decrease)       (6,827,351)   $ (70,115,529)     9,073,477    $  95,575,952
==========================================================================================
YEAR ENDED MARCH 31, 2005
-------------------------
Sold                          19,946,445    $ 208,382,783      8,086,239    $  86,400,776
-------------------------
Issued in reinvestment
of distributions               5,810,573       60,606,863      1,588,111       16,906,999
-------------------------
Redeemed                     (40,283,324)    (420,009,000)   (10,765,621)    (114,813,584)
------------------------------------------------------------------------------------------
Net increase (decrease)      (14,526,306)   $(151,019,354)    (1,091,271)   $ (11,505,809)
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
-------------------------
Sold                           4,715,457     $ 48,510,368      1,548,903     $ 16,325,310
-------------------------
Issued in reinvestment
of distributions                 287,105        2,951,546        155,235        1,635,142
-------------------------
Redeemed                      (4,707,072)     (48,322,096)    (2,327,175)     (24,497,705)
------------------------------------------------------------------------------------------
Net increase (decrease)          295,490     $  3,139,818       (623,037)    $ (6,537,253)
==========================================================================================
YEAR ENDED MARCH 31, 2005
-------------------------
Sold                           4,211,035     $ 44,083,027      2,102,459     $ 22,452,895
-------------------------
Issued in reinvestment
of distributions                 239,445        2,497,129        173,579        1,847,642
-------------------------
Redeemed                      (3,204,654)     (33,442,837)    (1,778,853)     (19,010,100)
------------------------------------------------------------------------------------------
Net increase (decrease)        1,245,826     $ 13,137,319        497,185     $  5,290,437
==========================================================================================
C CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
-------------------------
Sold                             484,200      $ 4,992,904            N/A              N/A
-------------------------
Issued in reinvestment
of distributions                  51,972          534,098
-------------------------
Redeemed                        (291,811)      (3,003,513)
------------------------------------------------------------------------------------------
Net increase (decrease)          244,361      $ 2,523,489
==========================================================================================
YEAR ENDED MARCH 31, 2005
-------------------------
Sold                             737,130      $ 7,703,967            N/A              N/A
-------------------------
Issued in reinvestment
of distributions                  36,142          377,011
-------------------------
Redeemed                        (216,680)      (2,262,019)
------------------------------------------------------------------------------------------
Net increase (decrease)          556,592      $ 5,818,959
==========================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                  INFLATION-ADJUSTED             SHORT-TERM GOVERNMENT
------------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
-------------------------
Sold                          26,416,556    $ 293,488,995     16,428,852    $ 154,154,897
-------------------------
Issued in reinvestment
of distributions               2,527,181       28,176,716      3,244,147       30,481,127
-------------------------
Redeemed                     (20,735,882)    (229,236,493)   (19,408,837)    (182,434,011)
------------------------------------------------------------------------------------------
Net increase (decrease)        8,207,855    $  92,429,218        264,162    $   2,202,013
==========================================================================================
YEAR ENDED MARCH 31, 2005
-------------------------
Sold                          28,330,190    $ 316,872,288      9,757,224    $  92,855,508
-------------------------
Issued in reinvestment
of distributions               1,551,284       17,175,583      2,063,698       19,626,696
-------------------------
Redeemed                     (14,679,749)    (162,948,186)   (16,600,996)    (158,025,826)
------------------------------------------------------------------------------------------
Net increase (decrease)       15,201,725    $ 171,099,685     (4,780,074)   $ (45,543,622)
==========================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
-------------------------
Sold                           3,192,871     $ 35,263,478            N/A              N/A
-------------------------
Issued in reinvestment
of distributions                 310,232        3,457,002
-------------------------
Redeemed                      (1,656,463)     (18,394,235)
------------------------------------------------------------------------------------------
Net increase (decrease)        1,846,640     $ 20,326,245
==========================================================================================
YEAR ENDED MARCH 31, 2005
-------------------------
Sold                           2,234,652     $ 24,966,020            N/A              N/A
-------------------------
Issued in reinvestment
of distributions                 215,757        2,387,895
-------------------------
Redeemed                      (1,570,009)     (17,409,613)
------------------------------------------------------------------------------------------
Net increase (decrease)          880,400     $  9,944,302
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
-------------------------
Sold                          38,125,590    $ 423,368,361      1,369,614     $ 12,903,564
-------------------------
Issued in reinvestment
of distributions               1,926,939       21,421,663        123,634        1,159,472
-------------------------
Redeemed                     (11,381,958)    (125,676,641)    (2,965,150)     (27,904,430)
------------------------------------------------------------------------------------------
Net increase (decrease)       28,670,571    $ 319,113,383     (1,471,902)    $(13,841,394)
==========================================================================================
YEAR ENDED MARCH 31, 2005
-------------------------
Sold                          20,198,672     $225,747,660      2,105,959     $ 20,093,923
-------------------------
Issued in reinvestment
of distributions                 555,710        6,166,872         94,927          902,827
-------------------------
Redeemed                      (4,049,515)     (45,200,835)    (2,477,594)     (23,583,152)
------------------------------------------------------------------------------------------
Net increase (decrease)       16,704,867     $186,713,697       (276,708)    $ (2,586,402)
==========================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006

5. SECURITIES LENDING

As of March 31, 2006, securities in Government Bond, Inflation-Adjusted, and
Short-Term Government valued at $124,218,194, $390,841,880, and $138,846,754, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $126,757,374, $399,055,844, and $141,542,724, respectively.
Government Bond, Inflation-Adjusted and Short-Term Government's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by Government Bond, Inflation-Adjusted and Short-Term
Government may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the year ended March 31,
2006.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                GINNIE MAE                 GOVERNMENT BOND
--------------------------------------------------------------------------------
                            2006           2005          2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $71,616,723   $75,472,237   $21,055,162   $15,615,512
--------------------------------------------------------------------------------
Long-term capital gains            --            --            --    $5,180,921
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            INFLATION-ADJUSTED         SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
                            2006           2005          2006          2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $58,961,317   $29,318,951   $32,548,780   $21,333,026
--------------------------------------------------------------------------------
Long-term capital gains    $3,799,809    $2,256,897            --            --
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006

7. FEDERAL TAX INFORMATION (CONTINUED)

The reclassifications, which reflect character differences primarily related to federal income tax treatment of paydown losses, were as follows:

---------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT       INFLATION-       SHORT-TERM
                                        GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
Undistributed net investment income       $(8,329,025)      $(266,937)          --             $(682,122)
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss              $8,329,025        $266,937           --              $682,122
---------------------------------------------------------------------------------------------------------

As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

---------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT       INFLATION-       SHORT-TERM
                                        GINNIE MAE           BOND         ADJUSTED BOND     GOVERNMENT
---------------------------------------------------------------------------------------------------------
Federal tax cost of investments        $1,974,703,122    $788,118,194    $1,781,608,319   $1,159,277,120
=========================================================================================================
Gross tax appreciation
of investments                            $ 5,339,381              --      $ 15,006,927        $ 398,357
--------------------------------
Gross tax depreciation
of investments                            (28,073,967)     (9,412,414)      (31,671,326)      (9,375,572)
---------------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments            $(22,734,586)    $(9,412,414)     $(16,664,399)     $(8,977,215)
=========================================================================================================
Net tax appreciation
(depreciation) on derivatives                      --              --                --               --
---------------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)                           $(22,734,586)    $(9,412,414)     $(16,664,399)     $(8,977,215)
=========================================================================================================
Undistributed ordinary income                      --              --                --               --
--------------------------------
Accumulated capital losses               $(52,583,938)    $(3,508,594)        $(841,009)    $(35,348,539)
--------------------------------
Capital loss deferral                     $(4,997,921)    $(4,313,037)      $(2,308,894)     $(5,018,929)
---------------------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts and swap agreements.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                         2007           2008           2009             2011
--------------------------------------------------------------------------------
Ginnie Mae                   --     $(7,179,913)      $(255,936)      $(285,414)
--------------------------------------------------------------------------------
Government Bond              --              --              --              --
--------------------------------------------------------------------------------
Inflation-Adjusted           --              --              --              --
--------------------------------------------------------------------------------
Short-Term
Government            $(157,838)   $(15,890,616)    $(3,678,384)             --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        2012           2013             2014
--------------------------------------------------------------------------------
Ginnie Mae                         $(22,060,955)   $(11,922,927)   $(10,878,793)
--------------------------------------------------------------------------------
Government Bond                              --     $(3,508,594)             --
--------------------------------------------------------------------------------
Inflation-Adjusted                           --              --       $(841,009)
--------------------------------------------------------------------------------
Short-Term
Government                                   --     $(8,188,381)    $(7,433,320)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain distributions for the fiscal year ended
March 31, 2006, as follows:

--------------------------------------------------------------------------------
   GINNIE MAE     GOVERNMENT BOND    INFLATION-ADJUSTED   SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
       --               --               $3,790,382                --
--------------------------------------------------------------------------------

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.34       $10.61       $10.85       $10.58       $10.63
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)               0.43         0.37         0.29         0.48         0.58
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.18)       (0.15)       (0.04)        0.35       (0.01)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.25         0.22         0.25         0.83         0.57
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.48)       (0.49)       (0.49)       (0.56)       (0.62)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.11       $10.34       $10.61       $10.85       $10.58
==========================================================================================
  TOTAL RETURN(2)                2.47%        2.11%        2.43%        8.03%        5.43%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.57%        0.58%        0.59%        0.59%        0.59%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               4.15%        3.58%        2.77%        4.46%        5.42%
-------------------------
Portfolio Turnover Rate           315%         315%         356%         356%         218%
-------------------------
Net Assets, End of Period
(in thousands)              $1,382,022   $1,482,999   $1,676,815   $2,100,358   $1,699,876
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.34       $10.61       $10.85       $10.58       $10.63
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)               0.40         0.35         0.27         0.46         0.55
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.17)       (0.16)       (0.04)        0.35        (0.01)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.23         0.19         0.23         0.81         0.54
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.46)       (0.46)       (0.47)       (0.54)       (0.59)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.11       $10.34       $10.61       $10.85       $10.58
==========================================================================================
  TOTAL RETURN(2)                2.22%        1.85%        2.18%        7.76%        5.17%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.82%        0.83%        0.84%        0.84%        0.84%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               3.90%        3.33%        2.52%        4.21%        5.17%
-------------------------
Portfolio Turnover Rate           315%         315%         356%         356%         218%
-------------------------
Net Assets, End of Period
(in thousands)                 $73,998      $72,571      $61,288      $75,999      $42,675
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                        C CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003        2002(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.34       $10.61       $10.85       $10.57       $10.63
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(2)               0.33         0.28         0.22         0.40         0.37
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.18)       (0.17)       (0.05)        0.36        (0.02)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.15         0.11         0.17         0.76         0.35
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.38)       (0.38)       (0.41)       (0.48)       (0.41)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.11       $10.34       $10.61       $10.85       $10.57
==========================================================================================
  TOTAL RETURN(3)                1.45%        1.10%        1.60%        7.23%        3.41%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.57%        1.58%        1.42%        1.33%     1.34%(4)
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               3.15%        2.58%        1.94%        3.72%     4.51%(4)
-------------------------
Portfolio Turnover Rate           315%         315%         356%         356%      218%(5)
-------------------------
Net Assets, End of Period
(in thousands)                 $15,970      $13,795       $8,257       $5,078         $806
------------------------------------------------------------------------------------------

(1) June 15, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.52       $10.93       $11.25       $10.60       $10.76
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                 0.42(1)      0.29(1)      0.28(1)       0.38         0.48
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.19)       (0.24)       (0.02)        0.99        (0.16)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.23         0.05         0.26         1.37         0.32
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.42)       (0.30)       (0.29)       (0.38)       (0.48)
-------------------------
  From Net
  Realized Gains                   --        (0.16)       (0.29)       (0.34)          --
------------------------------------------------------------------------------------------
  Total Distributions           (0.42)       (0.46)       (0.58)       (0.72)       (0.48)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.33       $10.52       $10.93       $11.25       $10.60
==========================================================================================
  TOTAL RETURN(2)                2.17%        0.50%        2.42%       13.17%        3.01%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.49%        0.50%        0.51%        0.51%        0.51%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               3.94%        2.70%        2.56%        3.34%        4.45%
-------------------------
Portfolio Turnover Rate           416%         553%         376%         229%         164%
-------------------------
Net Assets, End of Period
(in thousands)                $524,557     $438,997     $468,052     $590,433     $421,312
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.52       $10.93       $11.25       $10.60       $10.76
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                 0.39(1)      0.26(1)      0.25(1)       0.35         0.46
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.19)       (0.24)       (0.02)        0.99        (0.16)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.20         0.02         0.23         1.34         0.30
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.39)       (0.27)       (0.26)       (0.35)       (0.46)
-------------------------
  From Net
  Realized Gains                   --        (0.16)       (0.29)       (0.34)          --
------------------------------------------------------------------------------------------
  Total Distributions           (0.39)       (0.43)       (0.55)       (0.69)       (0.46)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.33       $10.52       $10.93       $11.25       $10.60
==========================================================================================
  TOTAL RETURN(2)                1.91%        0.25%        2.16%       12.89%        2.75%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.74%        0.75%        0.76%        0.76%        0.76%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               3.69%        2.45%        2.31%        3.09%        4.20%
-------------------------
Portfolio Turnover Rate           416%         553%         376%         229%         164%
-------------------------
Net Assets, End of Period
(in thousands)                 $41,336      $48,674      $45,136      $44,456      $42,285
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $11.25       $11.45       $10.86        $9.89        $9.87
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                  0.56         0.45         0.39         0.48         0.38
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.49)       (0.17)        0.67         1.12         0.02
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.07         0.28         1.06         1.60         0.40
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.56)       (0.45)       (0.39)       (0.48)       (0.38)
-------------------------
  From Net
  Realized Gains                (0.03)       (0.03)       (0.08)       (0.15)        --(1)
------------------------------------------------------------------------------------------
  Total Distributions           (0.59)       (0.48)       (0.47)       (0.63)       (0.38)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.73       $11.25       $11.45       $10.86        $9.89
==========================================================================================
  TOTAL RETURN(2)                0.56%        2.57%       10.04%       16.42%        4.16%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.49%        0.50%        0.50%        0.51%        0.51%
-------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                       4.85%        3.77%        3.50%        4.20%        3.12%
-------------------------
Portfolio Turnover Rate            27%          68%          54%         136%          40%
-------------------------
Net Assets, End of Period
(in thousands)                $704,447     $646,214     $483,353     $352,315     $185,518
------------------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                   2006         2005         2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $11.25       $11.45       $10.86       $10.84
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income (Loss)      0.58         0.47         0.41         0.20
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)           (0.49)       (0.17)        0.67         0.17
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.09         0.30         1.08         0.37
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income       (0.58)       (0.47)       (0.41)       (0.20)
-------------------------------
  From Net Realized Gains          (0.03)       (0.03)       (0.08)       (0.15)
--------------------------------------------------------------------------------
  Total Distributions              (0.61)       (0.50)       (0.49)       (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period    $10.73       $11.25       $11.45       $10.86
================================================================================
  TOTAL RETURN(2)                   0.77%        2.77%       10.24%        3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.29%        0.30%        0.30%     0.31%(3)
-------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets        5.05%        3.97%        3.70%     3.80%(3)
-------------------------------
Portfolio Turnover Rate               27%          68%          54%      136%(4)
-------------------------------
Net Assets, End of Period
(in thousands)                    $81,860      $65,058      $56,103      $34,196
--------------------------------------------------------------------------------

(1) October 1, 2002 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $11.25       $11.45       $10.86        $9.89        $9.87
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                  0.54         0.42         0.36         0.45         0.36
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.49)       (0.17)        0.67         1.12         0.02
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.05         0.25         1.03         1.57         0.38
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.54)       (0.42)       (0.36)       (0.45)       (0.36)
-------------------------
  From Net
  Realized Gains                (0.03)       (0.03)       (0.08)       (0.15)        --(1)
------------------------------------------------------------------------------------------
  Total Distributions           (0.57)       (0.45)       (0.44)       (0.60)       (0.36)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.73       $11.25       $11.45       $10.86        $9.89
==========================================================================================
  TOTAL RETURN(2)                0.37%        2.33%        9.78%       16.13%        3.88%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.74%        0.75%        0.75%        0.76%        0.76%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               4.60%        3.52%        3.25%        3.95%        2.87%
-------------------------
Portfolio Turnover Rate            27%          68%          54%         136%          40%
-------------------------
Net Assets, End of Period
(in thousands)                $588,877     $295,129     $109,053      $41,673       $9,613
------------------------------------------------------------------------------------------

(1) Per-share amount is less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Short-Term Government- Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.44        $9.66        $9.69        $9.46        $9.47
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                 0.32(1)      0.19(1)      0.15(1)       0.29         0.45
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.11)       (0.21)       (0.02)        0.23        (0.01)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.21        (0.02)        0.13         0.52         0.44
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.33)       (0.20)       (0.16)       (0.29)       (0.45)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.32        $9.44        $9.66        $9.69        $9.46
==========================================================================================
  TOTAL RETURN(2)                2.22%      (0.16)%        1.40%        5.52%        4.68%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.57%        0.58%        0.59%        0.59%        0.59%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               3.41%        2.04%        1.54%        2.96%        4.67%
-------------------------
Portfolio Turnover Rate           292%         283%         232%         185%         165%
-------------------------
Net Assets, End of Period
(in thousands)                $919,295     $928,460     $996,677     $957,413     $832,199
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Short-Term Government- Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.44        $9.66        $9.69        $9.46        $9.47
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                 0.29(1)      0.17(1)      0.13(1)       0.26         0.42
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.11)       (0.21)       (0.02)        0.23        (0.01)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.18        (0.04)        0.11         0.49         0.41
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.30)       (0.18)       (0.14)       (0.26)       (0.42)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.32        $9.44        $9.66        $9.69        $9.46
==========================================================================================
  TOTAL RETURN(2)                1.96%       (0.41)%       1.15%        5.26%        4.42%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.82%        0.83%        0.84%        0.84%        0.84%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets               3.16%        1.79%        1.29%        2.71%        4.42%
-------------------------
Portfolio Turnover Rate           292%         283%         232%         185%         165%
-------------------------
Net Assets, End of Period
(in thousands)                 $29,166      $43,431      $47,135      $68,102      $36,430
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Government Income Trust and Shareholders
of the Ginnie Mae Fund, the Government Bond Fund, the Inflation-Adjusted Bond
Fund, and the Short-Term Government Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ginnie Mae Fund, the Government
Bond Fund, the Inflation-Adjusted Bond Fund, and the Short-Term Government Fund
(four of the six funds comprising the American Century Government Income Trust, hereafter referred to as the "Funds") at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 18, 2006

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to December 2005); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
December 2005); Vice President-Finance, Brocade Communications Systems, Inc.
(November 2000 to November 2004)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM, and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

------

Share Class Information

Three classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Advisor Class, and C Class. Two classes of shares are authorized for sale by
Government Bond and Short-Term Government: Investor Class and Advisor Class.
Three classes of shares are authorized for sale by Inflation-Adjusted Bond:
Investor Class, Institutional Class, and Advisor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor and C Class shares are higher than that of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 30-YEAR GNMA INDEX is comprised of Government National Mortgage
Association (GNMA) mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion, an aggregate amount outstanding per origination year of at least $500 million, and a remaining maturity of at least one year.

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the
Return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP U.S. TREASURY/AGENCY 1- TO 3-YEAR INDEX is a
market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The CITIGROUP U.S. TREASURY 10+ YEAR INDEX is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury issues with maturities of 10 years or longer.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

                                                                    (continued)

------

Index Definitions

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The MORTGAGE BANKERS ASSOCIATION REFINANCING INDEX is a gauge of mortgage refinancing activity that covers all U.S. mortgage applications to refinance an existing mortgage. The index includes conventional and government refinances, regardless of producer coupon rate refinanced into or out of.

------

Notes

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

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1-800-345-8765

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1-800-345-2021 or 816-531-5575

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AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

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P.O. Box 419200                                                U.S. POSTAGE PAID
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                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0605                     (c)2006 American Century Proprietary Holdings, Inc.
SH-ANN-48886S            All rights reserved.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of woman and girl]

MARCH 31, 2006

Capital Preservation Fund
Government Agency Money Market Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Capital Preservation and Government Agency Money Market funds for the 12 months ended March 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site,
americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news--in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company--it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

RATE HIKES, ENERGY PRICES, & HURRICANE DAMAGE TEMPERED ECONOMIC GROWTH

The resilient U.S. economy grew at a moderate rate during the 12 months ended
March 31, 2006, but showed signs of slowing in the months ahead. Real annualized
GDP growth averaged approximately 3.5% for the 12 months, despite faltering to a
1.7% rate in the fourth quarter of 2005 after one of the worst hurricane seasons in history.

Besides severe damage to the Gulf Coast from Hurricanes Katrina and Rita, the economy withstood eight additional interest rate hikes by the Federal Reserve
(on top of seven hikes in the prior 10 months), a flattened Treasury yield curve, and soaring energy prices.

Relatively stable "core" inflation (without energy and food prices), an improving labor market, and the fact that long-term interest rates stayed relatively low for much of the period aided economic growth. But record-high energy prices, a belated upturn in long-term interest rates, and indications that the housing boom might finally be over raised concerns about consumer spending and economic growth in the second half of 2006.

GOOD TIMES FOR HIGH-YIELD & MONEY MARKET SECURITIES

High-yield and money market securities were fixed-income market leaders during this period of moderate economic growth and rising interest rates. The Lehman
Brothers Corporate High-Yield Index significantly outperformed the other bond market indices in the table below. The table also shows that a key money market benchmark, the three-month Treasury bill, outpaced most other market indices as the Federal Reserve raised rates.

In general, shorter-maturity securities suffered less price depreciation than their more rate change-sensitive, longer-maturity counterparts. Relatively higher-yielding securities--including mortgage-backed and agency securities--outperformed because their yields cushioned against price declines.
The investment-grade corporate sector was a notable exception. Poor auto industry performance in 2005, before General Motors and Ford were downgraded to high-yield, hurt returns in this sector.

--------------------------------------------------------------------------------
U.S. FIXED-INCOME TOTAL RETURNS
For the 12 months ended March 31, 2006
--------------------------------------------------------------------------------
TREASURY SECURITIES
--------------------------------------------------------------------------------
3-month bill                                                   3.55%
--------------------------------------------------------------------------------
2-year note                                                    2.07%
--------------------------------------------------------------------------------
5-year note                                                    0.45%
--------------------------------------------------------------------------------
10-year note                                                   0.40%
--------------------------------------------------------------------------------
30-year bond                                                   0.37%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S. BOND MARKET INDICES
--------------------------------------------------------------------------------
Corporate High-Yield                                           7.43%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                     2.67%
--------------------------------------------------------------------------------
Agency                                                         2.58%
--------------------------------------------------------------------------------
Aggregate (multi-sector)                                       2.26%
--------------------------------------------------------------------------------
Treasury                                                       1.95%
--------------------------------------------------------------------------------
Corporate Investment-Grade                                     1.63%
--------------------------------------------------------------------------------
Source: Lehman Brothers Inc.

------
2

Capital Preservation - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               3.06%     1.76%      3.36%      4.75%      10/13/72
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                   3.53%     2.08%      3.61%      6.24%         --
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY
MONEY MARKET FUNDS
AVERAGE RETURN(1)            2.82%     1.47%      3.16%      5.84%         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(1)   13 of 85   7 of 71    7 of 48      --           --
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings - Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
1-30 days                                    12%                   19%
--------------------------------------------------------------------------------
31-90 days                                   41%                   51%
--------------------------------------------------------------------------------
91-180 days                                  43%                   25%
--------------------------------------------------------------------------------
More than 180 days                            4%                    5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       3.98%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       4.06%
--------------------------------------------------------------------------------

------
3

Capital Preservation - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2006, Capital Preservation returned 3.06%, outpacing the 2.82% average return of the 85 funds in Lipper Inc.'s U.S.
Treasury money market funds category. The fund's fiscal-year return ranked in the top 16% of the Lipper category, which is consistent with its longer-term performance--the fund's five- and ten-year returns ranked in the top 15% of the
Lipper group. (See the previous page for additional performance information.)

MONEY MARKET RATES ROSE

Money market rates increased during the one-year period, reaching their highest levels in five years. As the economy maintained its momentum and inflation increased modestly over the past year, the Federal Reserve continued to raise short-term interest rates. The Fed enacted eight quarter-point rate hikes during the fiscal year, boosting its federal funds rate target from 2.75% to 4.75%--its highest level since April 2001. The Fed has now raised rates 15 times since mid-2004, the longest uninterrupted stretch of rate hikes since the runaway-inflation days of the late-1970s.

The Fed's actions provided a similar lift to money market rates; the three-month
Treasury bill yield--a common benchmark for money market rates--rose from 2.79%
to 4.63% during the one-year period.

PORTFOLIO STRATEGY

Capital Preservation's seven-day current yield increased from 2.10% to 3.98%
during the fiscal year, tracking the rise in Treasury money market yields. We maintained a relatively short average maturity for the portfolio in order to reflect higher money market rates more quickly. For the most part, the fund's average maturity ranged from 45-55 days, compared with a typical average maturity of 70-80 days for the fund when the Fed was LOWERING rates in 2001-03.
The WAM reflects the economic impact of the fund's dollar rolls. The dollar rolls do not result in individual security positions on the fund's schedule of investments.

From time to time, however, we extended the portfolio's average maturity to 60 days or more to take advantage of seasonal trends that produced more attractive yields on longer-term securities. For example, we lengthened the average maturity in December 2005 to bridge a period of yield volatility in the Treasury bill market, when T-bill yields declined at the end of the calendar year and then rose back up after year-end.

We also implemented a higher average maturity at the end of the one-year period, when yields rose as the supply of Treasury securities increased significantly.
In March, the U.S. Treasury issued short-term cash management bills to cover government expenses until tax payments arrive in mid-April.

LOOKING AHEAD

Based on federal funds rate futures, the Fed is expected to raise short-term interest rates again in May 2006, but the timing of any further increases--if there are any--is much less clear. Consequently, after enjoying nearly two years of steadily rising yields, money market investors may see more stable rates in the second half of 2006. But regardless of the near-term outlook for rates, a money market fund like Capital Preservation can help preserve capital and add stability to a diversified portfolio.

------
4

Capital Preservation - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 76.5%

     $100,000,000  U.S. Cash Management Bills,
                   4.68%, 4/17/06                                $   99,818,136
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 4.19%,
                   4/6/06                                            99,941,792
--------------------------------------------------------------------------------
      138,000,000  U.S. Treasury Bills, 4.14%,
                   4/13/06                                          137,809,531
--------------------------------------------------------------------------------
      278,000,000  U.S. Treasury Bills, 4.33%,
                   4/20/06                                          277,362,194
--------------------------------------------------------------------------------
      225,000,000  U.S. Treasury Bills, 4.50%,
                   4/27/06                                          224,268,461
--------------------------------------------------------------------------------
      125,000,000  U.S. Treasury Bills, 4.20%,
                   5/4/06                                           124,512,677
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 4.25%,
                   5/11/06                                           99,528,194
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 4.30%,
                   5/25/06                                           49,673,188
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 4.23%,
                   6/1/06                                            99,294,602
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 4.50%,
                   6/8/06                                            99,148,866
--------------------------------------------------------------------------------
      125,000,000  U.S. Treasury Bills, 4.52%,
                   6/15/06                                          123,824,844
--------------------------------------------------------------------------------
       75,000,000  U.S. Treasury Bills, 4.44%,
                   6/22/06                                           74,241,643
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 4.52%,
                   6/29/06                                           98,883,544
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Bills, 4.24%,
                   7/6/06                                            24,717,333
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 4.25%,
                   7/13/06                                           49,392,300
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 4.41%,
                   7/27/06                                           49,283,213
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 4.55%,
                   8/31/06                                           98,078,889
--------------------------------------------------------------------------------
      125,000,000  U.S. Treasury Bills, 4.61%,
                   9/7/06                                           122,457,877
--------------------------------------------------------------------------------
       75,000,000  U.S. Treasury Bills, 4.64%,
                   9/14/06                                           73,394,181
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         2,025,631,465
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY NOTES(1) -- 11.3%

     $ 75,000,000  U.S. Treasury Notes,
                   2.00%, 5/15/06                                $   74,791,139
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Notes,
                   4.625%, 5/15/06                                   50,022,748
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Notes,
                   2.50%, 5/31/06                                    49,828,447
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Notes,
                   2.75%, 7/31/06                                    49,678,046
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Notes,
                   2.375%, 8/15/06                                   24,819,989
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Notes,
                   2.375%, 8/31/06                                   24,790,651
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Notes,
                   2.625%, 11/15/06                                  24,657,759
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                                           298,588,779
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES(2) -- 1.3%

       10,000,000  STRIPS - PRINCIPAL,
                   4.28%, 5/15/06                                     9,949,067
--------------------------------------------------------------------------------
       25,000,000  STRIPS - PRINCIPAL,
                   4.42%, 8/15/06                                    24,593,605
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S.
TREASURY SECURITIES                                                  34,542,672
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 89.1%                                               2,358,762,916
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 10.9%                                                288,951,295
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,647,714,211
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
5

Government Agency Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               3.27%     1.88%      3.51%      4.07%      12/5/89
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                   3.53%     2.08%      3.61%      4.15%(1)      --
--------------------------------------------------------------------------------
LIPPER U.S. GOVERNEMENT
MONEY MARKET FUNDS
AVERAGE RETURN(2)            2.94%     1.55%      3.31%      3.83%(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(2)   11 of 114  9 of 99   10 of 73    4 of 34(3)     --
--------------------------------------------------------------------------------
Advisor Class                3.01%     1.62%        --       2.63%      4/12/99
--------------------------------------------------------------------------------

(1) Since 11/30/89, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings - Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
1-30 days                                    54%                   65%
--------------------------------------------------------------------------------
31-90 days                                   34%                   30%
--------------------------------------------------------------------------------
91-180 days                                   5%                    5%
--------------------------------------------------------------------------------
More than 180 days                            7%                    --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YIELDS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.17%
--------------------------------------------------------------------------------
Advisor Class                                          3.92%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.26%
--------------------------------------------------------------------------------
Advisor Class                                          4.00%
--------------------------------------------------------------------------------

------
6

Government Agency Money Market - Portfolio Commentary

PORTFOLIO MANAGER: DENISE LATCHFORD

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2006, Government Agency Money Market returned 3.27%*, ahead of the 2.94% average return of the 114 funds in Lipper
Inc.'s U.S. government money market funds category. The fund's fiscal-year return ranked in the top 10% of the Lipper category, which is consistent with its longer-term performance--the fund's five-year return ranked in the top 10%
of the Lipper group, while its 10-year return ranked in the top 15%. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Money market rates increased during the one-year period, reaching their highest levels in five years. As the economy maintained its momentum and inflation increased modestly over the past year, the Federal Reserve continued to raise short-term interest rates. The Fed enacted eight quarter-point rate hikes during the fiscal year, boosting its federal funds rate target from 2.75% to 4.75%--its highest level since April 2001. The Fed has now raised rates 15 times since mid-2004, the longest uninterrupted stretch of rate hikes since the runaway-inflation days of the late-1970s.

The Fed's actions provided a similar lift to money market rates; the three-month
Treasury bill yield rose from 2.79% to 4.63% during the one-year period.

PORTFOLIO STRATEGY

Government Agency Money Market's seven-day current yield increased from 2.21% to
4.17% during the fiscal year, tracking the broad rise in money market yields. We maintained a relatively short average maturity for the portfolio in order to reflect higher money market rates more quickly. From an average maturity of about 50 days at the beginning of the fiscal year, we gradually shortened it down to 25-35 days by August 2005 and kept it in this range until December 2005.

In December, we took advantage of attractive yields in six-month government agency securities and extended the portfolio's average maturity back out to
45-55 days, where it remained through the end of the fiscal year. Even at this level, the average maturity was short by historical standards. For example, the fund's average maturity hovered around 75-85 days in 2003, when the Fed was finishing its extended series of interest rate CUTS.

We increased the portfolio's holdings of discount government agency notes, which offered more attractive yields during the fiscal year. We reduced the fund's position in floating-rate notes to make room for the additional discount notes.

LOOKING AHEAD

Based on federal funds rate futures, the Fed is expected to raise short-term interest rates again in May 2006, but the timing of any further increases--if there are any--is much less clear. Consequently, after enjoying nearly two years of steadily rising yields, money market investors may see more stable rates in the second half of 2006. But regardless of the near-term outlook for rates, a money market fund like Government Agency Money Market can help preserve capital and add stability to a diversified portfolio.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

------
7

Government Agency Money Market - Schedule of Investments

MARCH 31, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 66.4%

      $ 1,000,000  FFCB, 1.91%, 6/26/06                            $    992,874
--------------------------------------------------------------------------------
       25,000,000  FFCB, VRN, 4.65%, 4/4/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.04% with no caps                    25,000,658
--------------------------------------------------------------------------------
       12,250,000  FFCB, VRN, 4.65%, 4/4/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.04% with no caps                    12,249,614
--------------------------------------------------------------------------------
       16,000,000  FFCB, VRN, 4.71%, 4/4/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.10% with no caps                    15,992,825
--------------------------------------------------------------------------------
       10,000,000  FFCB, VRN, 4.76%, 4/4/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.15% with no caps                    10,000,000
--------------------------------------------------------------------------------
        2,500,000  FHLB, 2.00%, 4/5/06                                2,499,310
--------------------------------------------------------------------------------
       20,000,000  FHLB, 2.375%, 4/5/06                              19,995,407
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.81%, 4/7/06                                9,995,662
--------------------------------------------------------------------------------
       11,000,000  FHLB, 2.50%, 4/11/06                              10,994,157
--------------------------------------------------------------------------------
        8,000,000  FHLB, 2.23%, 4/21/06                               7,990,898
--------------------------------------------------------------------------------
        5,000,000  FHLB, 3.75%, 4/21/06                               4,997,992
--------------------------------------------------------------------------------
        1,500,000  FHLB, 2.08%, 4/24/06                               1,497,677
--------------------------------------------------------------------------------
       35,325,000  FHLB, 2.25%, 5/15/06                              35,227,428
--------------------------------------------------------------------------------
       46,935,000  FHLB, 3.00%, 5/15/06                              46,843,036
--------------------------------------------------------------------------------
        9,695,000  FHLB, 5.375%, 5/15/06                              9,703,796
--------------------------------------------------------------------------------
       19,350,000  FHLB, 2.875%, 5/22/06                             19,303,677
--------------------------------------------------------------------------------
        1,000,000  FHLB, 4.00%, 5/30/06                                 998,953
--------------------------------------------------------------------------------
        2,000,000  FHLB, 3.50%, 6/8/06                                1,995,579
--------------------------------------------------------------------------------
        1,000,000  FHLB, 3.10%, 6/23/06                                 996,438
--------------------------------------------------------------------------------
       12,250,000  FHLB, 3.25%, 8/11/06                              12,189,191
--------------------------------------------------------------------------------
        4,210,000  FHLB, 2.875%, 8/15/06                              4,178,631
--------------------------------------------------------------------------------
        6,000,000  FHLB, 3.50%, 8/15/06                               5,966,667
--------------------------------------------------------------------------------
        5,125,000  FHLB, 2.875%, 9/15/06                              5,082,797
--------------------------------------------------------------------------------
        2,590,000  FHLB, 3.75%, 9/28/06                               2,578,195
--------------------------------------------------------------------------------
        1,280,000  FHLB, 2.75%, 11/15/06                              1,264,598
--------------------------------------------------------------------------------
        3,870,000  FHLB, 4.125%, 11/15/06                             3,856,297
--------------------------------------------------------------------------------
        1,500,000  FHLB, 4.875%, 11/15/06                             1,501,225
--------------------------------------------------------------------------------
        1,000,000  FHLB, 3.75%, 11/30/06                                992,055
--------------------------------------------------------------------------------
        5,000,000  FHLB, 5.00%, 1/29/07                               5,000,000
--------------------------------------------------------------------------------
        8,000,000  FHLB, 2.875%, 2/15/07                              7,857,330
--------------------------------------------------------------------------------
        6,155,000  FHLB, 3.375%, 2/15/07                              6,070,894
--------------------------------------------------------------------------------
        5,000,000  FHLB, 4.80%, 2/23/07                               5,000,000
--------------------------------------------------------------------------------
       15,000,000  FHLB, VRN, 4.52%, 4/3/06,
                   resets monthly off the
                   1-month LIBOR minus 0.11%
                   with no caps                                      14,998,345
--------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 4.66%, 4/5/06,
                   resets weekly off the 3-month
                   T-Bill plus 0.05% with no caps                    10,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $10,000,000  FHLB, VRN, 4.77%, 6/13/06,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                    $  9,998,613
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                          333,810,819
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 36.1%

       24,172,000  FFCB Discount Notes, 4.63%,
                   4/3/06                                            24,165,782
--------------------------------------------------------------------------------
       34,900,000  FHLB Discount Notes, 4.55%,
                   4/5/06                                            34,882,443
--------------------------------------------------------------------------------
       25,000,000  FHLB Discount Notes, 4.55%,
                   4/12/06                                           24,965,243
--------------------------------------------------------------------------------
       25,000,000  FHLB Discount Notes, 4.57%,
                   4/17/06                                           24,949,278
--------------------------------------------------------------------------------
       10,000,000  FHLB Discount Notes, 4.62%,
                   4/19/06                                            9,976,900
--------------------------------------------------------------------------------
        8,200,000  FHLB Discount Notes, 4.70%,
                   4/26/06                                            8,175,377
--------------------------------------------------------------------------------
        9,000,000  FHLB Discount Notes, 4.72%,
                   5/12/06                                            8,953,980
--------------------------------------------------------------------------------
       20,500,000  FHLB Discount Notes, 4.63%,
                   5/17/06                                           20,378,720
--------------------------------------------------------------------------------
       20,000,000  FHLB Discount Notes, 4.67%,
                   5/24/06                                           19,862,494
--------------------------------------------------------------------------------
        5,000,000  TVA Discount Notes, 4.51%,
                   4/6/06                                             4,996,868
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                      181,307,085
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 102.5%                                                515,117,904
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (2.5)%                                               (12,326,095)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $502,791,809
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
8

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
9

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                   BEGINNING          ENDING       DURING PERIOD*     ANNUALIZED
                  ACCOUNT VALUE    ACCOUNT VALUE     10/1/05 -          EXPENSE
                     10/1/05          3/31/06          3/31/06          RATIO*
--------------------------------------------------------------------------------
CAPITAL PRESERVATION SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,017.50          $2.41            0.48%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.54          $2.42            0.48%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,018.70          $2.42            0.48%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,017.50          $3.67            0.73%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.54          $2.42            0.48%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,021.29          $3.68            0.73%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
10

Statement of Assets and Liabilities

MARCH 31, 2006
--------------------------------------------------------------------------------
                                                     CAPITAL       GOVERNMENT
                                                  PRESERVATION        AGENCY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                      $2,358,762,916   $515,117,904
----------------------------------------
Cash                                                          --      1,987,345
----------------------------------------
Receivable for investments sold                      386,050,284             --
----------------------------------------
Receivable for capital shares sold                       183,309         75,404
----------------------------------------
Interest receivable                                    6,554,219      2,945,104
--------------------------------------------------------------------------------
                                                   2,751,550,728    520,125,757
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                 2,955,667             --
----------------------------------------
Payable for investments purchased                     99,818,136     17,129,357
----------------------------------------
Accrued management fees                                1,062,714        197,523
----------------------------------------
Distribution fees payable                                     --          3,534
----------------------------------------
Service fees payable                                          --          3,534
--------------------------------------------------------------------------------
                                                     103,836,517     17,333,948
--------------------------------------------------------------------------------
NET ASSETS                                        $2,647,714,211   $502,791,809
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                   $2,648,021,213   $502,804,826
----------------------------------------
Accumulated net realized loss
on investment transactions                              (307,002)       (13,017)
--------------------------------------------------------------------------------
                                                  $2,647,714,211   $502,791,809
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                        $2,647,714,211   $485,820,769
----------------------------------------
Shares outstanding                                 2,648,021,213    485,832,725
----------------------------------------
Net asset value per share                                  $1.00          $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                    --    $16,971,040
----------------------------------------
Shares outstanding                                            --     16,971,197
----------------------------------------
Net asset value per share                                     --          $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
                                                     CAPITAL       GOVERNMENT
                                                  PRESERVATION        AGENCY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------
Interest                                            $93,238,979    $18,276,585
-------------------------------------------------------------------------------

EXPENSES:
----------------------------------------
Management fees                                      12,643,983      2,300,050
----------------------------------------
Distribution fees -- Advisor Class                           --         35,812
----------------------------------------
Service fees -- Advisor Class                                --         35,812
----------------------------------------
Trustees' fees and expenses                             107,496         19,768
----------------------------------------
Other expenses                                            4,605             --
-------------------------------------------------------------------------------
                                                     12,756,084      2,391,442
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                80,482,895     15,885,143
-------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS                              (92,042)          (138)
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $80,390,853    $15,885,005
===============================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2006 AND MARCH 31, 2005
----------------------------------------------------------------------------------------------------
                                         CAPITAL PRESERVATION               GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS        2006             2005             2006            2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income               $   80,482,895   $   32,154,118    $ 15,885,143    $  6,128,227
---------------------------------
Net realized gain (loss)                   (92,042)        (180,522)           (138)         (2,465)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations        80,390,853       31,973,596      15,885,005       6,125,762
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                       (80,482,895)     (32,154,118)    (15,450,341)     (6,078,333)
---------------------------------
  Advisor Class                                 --               --        (434,802)        (49,894)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (80,482,895)     (32,154,118)    (15,885,143)     (6,128,227)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                    (113,993,592)    (166,318,899)     11,902,379       1,011,062
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                         (114,085,634)    (166,499,421)     11,902,241       1,008,597

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                  2,761,799,845    2,928,299,266     490,889,568     489,880,971
----------------------------------------------------------------------------------------------------
End of period                       $2,647,714,211   $2,761,799,845    $502,791,809    $490,889,568
====================================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

MARCH 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency)
(collectively, the funds) are two funds in a series issued by the trust. Capital
Preservation seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. government and its agencies and instrumentalities. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
14

Notes to Financial Statements

MARCH 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a
Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.1370% to
0.2500% and the rates for the Complex Fee (Investor Class) range from 0.2500% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended March 31, 2006, the effective annual Investor Class management fee for the funds was 0.48% and the effective annual Advisor Class management fee for Government Agency was 0.23%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended March 31, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-----------------------------------------------------------------------------------------------
                                   CAPITAL PRESERVATION                 GOVERNMENT AGENCY
-----------------------------------------------------------------------------------------------
                                 SHARES            AMOUNT            SHARES          AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
--------------------------
Sold                         1,031,251,888    $ 1,031,251,888     246,368,848    $ 246,368,848
--------------------------
Issued in reinvestment
of distributions                78,257,468         78,257,468      15,192,805       15,192,805
--------------------------
Redeemed                    (1,223,502,948)    (1,223,502,948)   (254,149,656)    (254,149,656)
-----------------------------------------------------------------------------------------------
Net increase (decrease)       (113,993,592)   $  (113,993,592)      7,411,997    $   7,411,997
===============================================================================================
YEAR ENDED MARCH 31, 2005
-----------------------------------------------------------------------------------------------
Sold                         1,022,169,509    $ 1,022,169,509     261,440,869    $ 261,440,869
--------------------------
Issued in reinvestment
of distributions                31,077,031         31,077,031       5,922,413        5,922,413
--------------------------
Redeemed                    (1,219,565,439)    (1,219,565,439)   (278,585,412)    (278,585,412)
-----------------------------------------------------------------------------------------------
Net increase (decrease)       (166,318,899)   $  (166,318,899)    (11,222,130)   $ (11,222,130)
===============================================================================================

                                                                    (continued)

------
15

Notes to Financial Statements

MARCH 31, 2006

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                         GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
----------------------------------------------
Sold                                                 18,109,211    $ 18,109,211
----------------------------------------------
Issued in reinvestment of distributions                 434,280         434,280
----------------------------------------------
Redeemed                                            (14,053,109)    (14,053,109)
--------------------------------------------------------------------------------
Net increase (decrease)                               4,490,382    $  4,490,382
================================================================================
YEAR ENDED MARCH 31, 2005
----------------------------------------------
Sold                                                 14,261,439     $14,261,439
----------------------------------------------
Issued in reinvestment of distributions                  49,894          49,894
----------------------------------------------
Redeemed                                             (2,078,141)     (2,078,141)
--------------------------------------------------------------------------------
Net increase (decrease)                              12,233,192     $12,233,192
================================================================================

4. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2006, Capital Preservation and Government Agency have undistributed ordinary income for federal income tax purposes of $3,758 and $-, respectively. As of March 31, 2006, Capital Preservation and Government Agency
have net tax appreciation of investments of $10,622 and $-, respectively.

Following are the capital loss carryovers and capital loss deferral amounts at
March 31, 2006:

--------------------------------------------------------------------------------
                                                       CAPITAL        GOVERNMENT
                                                    PRESERVATION        AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                            $(301,682)       $(13,005)
--------------------------------------------------------------------------------
Capital loss deferral                                  $(19,700)           $(12)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                          2012            2013           2014
--------------------------------------------------------------------------------
Capital Preservation                     $(6,263)      $(84,926)      $(210,493)
--------------------------------------------------------------------------------
Government Agency                       $(10,411)       $(2,278)          $(316)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
16

Capital Preservation - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income          0.03         0.01         0.01         0.01         0.03
------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.03)       (0.01)       (0.01)       (0.01)       (0.03)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00        $1.00        $1.00        $1.00        $1.00
==========================================================================================
  TOTAL RETURN(1)                3.06%        1.14%        0.60%        1.19%        2.84%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.48%        0.48%        0.48%        0.48%        0.47%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.01%        1.12%        0.59%        1.18%        2.76%
--------------------------
Net Assets, End of Period
(in thousands)              $2,647,714   $2,761,800   $2,928,299   $3,270,852   $3,333,519
------------------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
17

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income          0.03         0.01         0.01         0.01         0.03
------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income             (0.03)       (0.01)       (0.01)       (0.01)       (0.03)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00        $1.00        $1.00        $1.00        $1.00
==========================================================================================
  TOTAL RETURN(1)                3.27%        1.27%        0.67%        1.25%        2.96%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.48%        0.48%        0.48%        0.48%        0.47%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.22%        1.26%        0.67%        1.24%        2.91%
------------------------------
Net Assets, End of Period
(in thousands)                $485,821     $478,409     $489,633     $591,702     $614,223
------------------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
18

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2006         2005         2004         2003         2002
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income          0.03         0.01        --(1)         0.01         0.03
------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income             (0.03)       (0.01)       --(1)        (0.01)       (0.03)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00        $1.00        $1.00        $1.00        $1.00
==========================================================================================
  TOTAL RETURN(2)                3.01%        1.02%        0.42%        0.99%        2.71%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.73%        0.73%        0.73%        0.73%        0.72%
-------------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.97%        1.01%        0.42%        0.99%        2.66%
-------------------------------
Net Assets, End of Period
(in thousands)                 $16,971      $12,481         $248         $236         $219
------------------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
19

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Government Income Trust and Shareholders
of the Capital Preservation Fund and the Government Agency Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Capital Preservation Fund and the Government Agency Money Market Fund (two of the six funds comprising the
American Century Government Income Trust, hereafter referred to as the "Funds")
at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 18, 2006

------
20

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to December 2005); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
December 2005); Vice President-Finance, Brocade Communications Systems, Inc.
(November 2000 to November 2004)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
21

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries; Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
22

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM, and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

------
23

Share Class Information

One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class. The expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. CORPORATE HIGH-YIELD INDEX covers the U.S.
dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

------
26

Notes

------
27

Notes

------
28

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                 COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0605                     (c)2006 American Century Proprietary Holdings, Inc.
SH-ANN-48885S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.'s
     Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   Antonio Canova is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         FY 2005:  $86,551
         FY 2006:  $111,714

(b)  Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(c)  Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2005:  $17,900
         FY 2006:  $22,331

         These services  included  review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(d)  All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(e)(1)   In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
         Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services described in each of paragraphs (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)     The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

         FY 2005:  $172,900
         FY 2006:  $221,664

(h)      The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios,
         Inc.'s Certified Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:  /s/ William M. Lyons
    ------------------------------------------
    Name:   William M. Lyons
    Title:  President

Date:  May 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
    ------------------------------------------
    Name:   William M. Lyons
    Title:  President
            (principal executive officer)

Date:  May 25, 2006

By:  /s/ Maryanne L. Roepke
    ------------------------------------------
    Name:   Maryanne L. Roepke
    Title:  Sr. Vice President, Treasurer, and
            Chief Financial Officer
            principal financial officer)

Date:  May 25, 2006